                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2464
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                               MFS SERIES TRUST IX
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                Date of fiscal year end: October 31 and April 30*
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                   Date of reporting period: January 31, 2005
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 * The fiscal year end for each series of the Registrant (other than the MFS
   Inflation-Adjusted Bond Fund) is April 30; the fiscal year-end for the MFS Inflation-Adjusted Bond Fund is October 31.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 1/31/05

MFS(R) BOND FUND

[graphic omitted]

                                                           [logo] M F S(RM)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2005

ISSUER                                                                                      PAR AMOUNT                    $ VALUE
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
BONDS - 96.5%
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ADVERTISING & Broadcasting - 2.2%
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British Sky Broadcasting Group PLC, 8.2%, 2009                                           $   4,937,000             $    5,688,411
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Chancellor Media Corp., 8%, 2008                                                             5,140,000                  5,712,637
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EchoStar DBS Corp., 9.125%, 2009                                                             4,134,000                  4,495,725
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News America Holdings, 7.75%, 2024                                                           6,693,000                  8,101,977
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News America Holdings, 8.5%, 2025                                                            5,388,000                  7,012,730
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                                                                                                                   $   31,011,480
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AEROSPACE - 0.5%
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BAE Systems Holdings, Inc., 6.4%, 2011##                                                 $   6,654,000             $    7,446,179
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AIRLINES - 0.8%
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Continental Airlines, Inc., 6.648%, 2017                                                 $   1,089,417             $    1,048,577
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Continental Airlines, Inc., 6.545%, 2020                                                     7,651,924                  7,535,298
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Delta Air Lines, Inc., 7.379%, 2010                                                          3,255,630                  3,129,797
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                                                                                                                   $   11,713,672
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ASSET BACKED & SECURITIZED - 10.2%
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ARCap REIT, Inc., 6.0996%, 2045##                                                        $   2,150,000             $    2,021,653
---------------------------------------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875%, 2019*                                                  1,481,550                      4,445
---------------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                              4,595,000                  4,793,179
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Asset Securitization Corp., 8.2899%, 2026                                                    4,095,000                  4,283,397
---------------------------------------------------------------------------------------------------------------------------------
Blackrock Capital Finance LP, 7.75%, 2026##                                                  1,020,577                  1,046,092
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Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011##                                  5,180,000                  5,205,900
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CPS Auto Receivables Trust, 3.52%, 2009##                                                    1,679,690                  1,679,690
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CRIIMI MAE Commercial Mortgage Trust, 7%, 2011##                                             4,668,000                  4,974,879
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Capital One Auto Finance Trust, 2.47%, 2010                                                  4,350,000                  4,283,384
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Chase Commercial Mortgage Securities Corp., 6.6%, 2012                                       4,039,542                  4,196,885
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Citibank Credit Card Issuance Trust, 6.65%, 2008                                             3,966,000                  4,110,358
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Commercial Mortgage Acceptance Corp., 1.1551%, 2008^^                                       80,596,480                  2,875,634
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Commercial Mortgage Acceptance Corp., 5.44%, 2013##                                          4,362,000                  4,412,301
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                                            7,385,000                  7,847,449
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                            5,200,000                  5,759,151
---------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                   2,675,000                  2,677,374
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DLJ Commercial Mortgage Corp., 7.6131%, 2032                                                 1,390,000                  1,570,932
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Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                      6,140,474                  6,508,569
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Drive Auto Receivables Trust, 2.5%, 2009##                                                   4,240,000                  4,144,739
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Drivetime Auto Owner Trust, 1.918%, 2008##                                                   6,770,000                  6,701,244
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Falcon Franchise Loan LLC, 3.5377%, 2023^^                                                  20,884,118                  3,711,161
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First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029##                            3,028,000                  3,393,388
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GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                       4,140,000                  3,958,224
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GMAC Commercial Mortgage Securities, Inc., 7.653%, 2034##                                    3,065,000                  3,430,872
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Greenwichcap Commercial Funding Corp., 4.305%, 2042                                          3,544,438                  3,561,884
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Holmes Financing PLC, 3.38%, 2040                                                              771,000                    772,627
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IKON Receivables Funding LLC, 3.27%, 2011                                                    4,670,000                  4,650,689
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Lehman Brothers Commercial Conduit Mortgage Trust, 1.1511%, 2028^^                          47,820,715                  1,619,927
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Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                               3,960,000                  4,346,378
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Morgan Stanley Capital I, Inc., 6.86%, 2010                                                  6,477,000                  6,785,047
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Morgan Stanley Capital I, Inc., 7.3%, 2030##                                                 5,033,000                  5,369,454
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Morgan Stanley Capital I, Inc., 0.7787%, 2030^^##                                          154,654,735                  3,451,291
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Morgan Stanley Capital I, Inc., 6.01%, 2030                                                    466,522                    470,550
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Morgan Stanley Capital I, Inc., 5.72%, 2032                                                  6,145,781                  6,528,521
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Mortgage Capital Funding, Inc., 0.8641%, 2031^^                                             68,241,514                  1,538,819
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Nomura Asset Acceptance Corp., 4.423%, 2034                                                  4,166,584                  4,126,691
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Prudential Securities Secured Financing Corp., 7.39%, 2013##                                 3,468,000                  3,822,748
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Residential Asset Mortgage Products, Inc., 3.49%, 2029                                       1,973,223                  1,970,739
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TIAA Retail Estate CDO Ltd., 7.17%, 2032##                                                   2,879,977                  3,042,450
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                                                                                                                   $  145,648,715
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AUTOMOTIVE - 4.8%
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DaimlerChrysler N. A. Holdings Corp., 7.2%, 2009                                         $   2,503,000             $    2,773,116
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                                  4,524,000                  4,513,364
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Ford Motor Credit Co., 7.375%, 2009 - 2011                                                   9,116,000                  9,721,693
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Ford Motor Credit Co., 7.875%, 2010                                                         10,833,000                 11,786,542
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General Motors Acceptance Corp., 7.75%, 2010                                                 8,406,000                  8,829,797
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                                                 3,427,000                  3,511,171
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General Motors Corp., 8.375%, 2033                                                          15,247,000                 15,353,320
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Lear Corp., 7.96%, 2005                                                                      4,799,000                  4,861,992
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Lear Corp., 8.11%, 2009                                                                      2,662,000                  3,001,389
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TRW Automotive, Inc., 9.375%, 2013                                                           3,418,000                  3,845,250
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                                                                                                                   $   68,197,634
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BANKS & CREDIT COMPANIES - 9.3%
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Abbey National Capital Trust I, 8.963% to 2030, 5.575% to 2049                           $   4,214,000             $    6,070,528
---------------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011##                                                 5,758,000                  6,139,468
---------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                                               4,158,000                  4,230,765
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                            8,135,000                  9,423,999
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Barclays Bank PLC, 8.55% to 2011, 5.75% to 2049##                                           10,798,000                 13,166,325
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                    5,712,000                  5,799,171
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625%, 2032                                                                8,144,000                  9,418,951
---------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, 4.65% to 2049##                                     7,199,000                  7,814,435
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                                                  5,310,000                  5,627,942
---------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, 6.07% to 2049##                                         9,752,000                 10,904,277
---------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                                     3,595,000                  3,616,786
---------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, 4.6925% to 2049                                        6,325,000                  6,933,395
---------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, 5.522% to 2049##                                     12,502,000                 13,623,104
---------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B. V., 8%, 2014##                                                          3,542,000                  3,444,595
---------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                           1,965,000                  2,212,551
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, 6.1% to 2049##                           8,744,000                 10,674,509
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Wachovia Corp., 4.875%, 2014                                                                 3,896,000                  3,919,984
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                                                 7,936,000                  9,059,238
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  132,080,023
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.875%, 2007                                                         $   5,969,000             $    6,431,598
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                                       6,087,000                  5,864,398
---------------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                               4,458,000                  4,190,520
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                               16,336,000                 18,761,259
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                         3,539,000                  4,584,679
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   39,832,454
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BROKERAGE & ASSET MANAGERS - 1.7%
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Amvescap PLC, 4.5%, 2009##                                                               $   4,186,000             $    4,170,935
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.7%, 2009                                           2,794,000                  2,849,791
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                  8,405,000                  9,266,244
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                 7,094,000                  7,923,211
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   24,210,181
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                               $   6,465,000             $    7,055,914
---------------------------------------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8%, 2008                                                4,685,000                  4,790,413
---------------------------------------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                                         4,195,000                  4,776,796
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,623,123
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CHEMICALS - 1.1%
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BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                                      $   4,355,000             $    4,834,050
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5%, 2007                                                                   4,002,000                  4,113,464
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                                3,106,000                  3,294,960
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 6.125%, 2011                                                               3,290,000                  3,600,645
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,843,119
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                             $   4,801,000             $    5,418,337
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                                                   4,962,000                  5,558,542
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,976,879
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICAL - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                              $   3,923,000             $    4,106,385
---------------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2010                                                                   2,451,000                  2,634,867
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,741,252
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                                                 $   4,995,000             $    5,569,425
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                            4,625,000                  5,029,688
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,599,113
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Litton Industries, Inc., 8%, 2009                                                        $   8,035,000             $    9,251,539
---------------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 8.3%, 2010                                                                     5,900,000                  6,949,876
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,201,415
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 5.25%, 2014##                                              $   3,528,000             $    3,610,912
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                                                  1,640,000                  1,951,600
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034##                                                                  1,550,000                  1,817,375
---------------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69%, 2009                                                              3,326,900                  3,776,032
---------------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 10.61%, 2017                                                             1,500,000                  2,035,560
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                             1,783,000                  2,117,313
---------------------------------------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015                                                       1,560,000                  1,911,685
---------------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022##                                                        2,800,000                  3,563,377
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,783,854
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                                     $   2,627,119             $    2,689,513
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                                                      3,850,000                  4,553,535
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                                               720,000                    799,200
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2011                                                                   830,000                    705,500
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                                                160,000                    189,360
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                                            5,967,000                  6,674,090
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,611,198
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Anderson Exploration Ltd., 6.75%, 2011                                                   $   2,572,000             $    2,867,353
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 2011##                                                      4,115,000                  4,444,200
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                          1,535,000                  1,673,150
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015##                                                        210,000                    214,200
---------------------------------------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014                                                    2,715,000                  2,903,475
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Forest Oil Corp., 8%, 2008                                                                   4,920,000                  5,344,350
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Kerr-McGee Corp., 6.95%, 2024                                                                8,628,000                  9,752,479
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Occidental Petroleum Corp., 7.65%, 2006                                                      4,555,000                  4,748,118
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Ocean Energy, Inc., 7.625%, 2005                                                             3,772,000                  3,843,178
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Ocean Energy, Inc., 7.25%, 2011                                                              7,186,000                  8,230,068
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   44,020,571
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ENERGY - INTEGRATED - 0.8%
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Amerada Hess Corp., 7.3%, 2031                                                           $   8,841,000             $   10,265,621
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Siberian Oil Co., 10.75%, 2009                                                               1,170,000                  1,282,613
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                                                                                                                   $   11,548,234
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ENTERTAINMENT - 1.7%
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Liberty Media Corp., 5.7%, 2013                                                          $   6,270,000             $    6,138,380
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Time Warner, Inc., 9.125%, 2013                                                              6,649,000                  8,518,553
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Walt Disney Co., 6.75%, 2006                                                                 3,726,000                  3,866,444
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Walt Disney Co., 6.375%, 2012                                                                4,962,000                  5,512,504
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                                                                                                                   $   24,035,881
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FINANCIAL INSTITUTIONS - 0.7%
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Capital One Bank, 8.25%, 2005                                                            $   2,953,000             $    3,006,361
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Capital One Bank, 4.25%, 2008                                                                3,474,000                  3,480,750
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General Electric Capital Corp., 8.7%, 2007                                                   1,244,000                  1,363,914
---------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 6.75%, 2011                                                              2,384,000                  2,675,439
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,526,464
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FOOD & NON-ALCOHOLIC BEVERAGES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                                                     $   5,455,000             $    5,945,950
---------------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 8.25%, 2011                                                               6,127,000                  7,255,673
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,201,623
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.4%
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Abitibi-Consolidated, Inc., 6.95%, 2008                                                  $   2,831,000             $    2,887,620
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MeadWestvaco Corp., 6.8%, 2032                                                               3,121,000                  3,572,571
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,460,191
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GAMING & LODGING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 7.125%, 2007                                               $   6,189,000             $    6,599,714
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                                                 4,102,000                  4,645,515
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                                       4,190,000                  4,734,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,979,929
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007##                                                  $   4,623,000             $    5,020,365
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & Casualty - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                   $   3,670,000             $    3,757,434
---------------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                                                   4,145,000                  4,224,845
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,982,279
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009                                               DKK              26,148,000             $    5,194,152
---------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                                          EUR               3,539,000                  5,280,775
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 5%, 2013                                                                3,615,000                  5,268,782
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,743,709
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                                          $   4,675,000             $    4,832,426
---------------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                                                2,595,000                  2,906,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,738,826
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                   $   5,802,000             $    6,605,548
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                                      5,897,000                  6,482,885
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,088,433
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012##                                  $   2,308,000             $    2,564,236
---------------------------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                                                  5,446,000                  5,881,680
---------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                                              5,363,000                  6,577,998
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,023,914
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 6.0%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2012 - 2016                                                              $   9,349,586             $    9,790,355
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2034                                                               22,695,245                 23,220,869
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                                      15,366,321                 15,380,110
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2031                                                                5,456,384                  5,846,874
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2032 - 2032                                                               12,555,210                 13,144,940
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2034                                                                        11,539,945                 11,541,250
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034                                                                        3,374,892                  3,487,093
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2023 - 2028                                                                  113,300                    121,659
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028                                                                       2,801,767                  2,953,655
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   85,486,805
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                         $   8,438,000             $   10,069,015
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.875%, 2033                                               5,864,000                  6,504,707
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                 6,187,000                  7,443,134
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.8%, 2008                                                              3,345,000                  3,589,807
---------------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                  2,915,000                  2,984,966
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.75%, 2032                                                             2,529,000                  3,034,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   33,626,429
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                              $   5,539,000             $    5,845,069
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                        $   5,206,000             $    5,434,075
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                           $   1,995,000             $    1,980,038
---------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.1%, 2026                                                           3,075,000                  3,575,499
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,555,537
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Belo Corp., 7.75%, 2027                                                                  $   3,410,000             $    4,152,896
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                             4,137,000                  4,690,324
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,843,220
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.3%, 2012                                                                    $   4,932,000             $    5,420,465
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.625%, 2005                                                           $   6,569,000             $    6,578,400
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.375%, 2006                                                               4,920,000                  5,162,212
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                 4,476,000                  4,873,021
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                                                           3,349,000                  3,584,140
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                                        6,890,000                  7,306,618
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.35%, 2012                                                         4,283,000                  4,697,552
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                           6,252,000                  6,470,664
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   38,672,607
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                          $   5,642,000             $    6,934,368
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                            $   4,200,000             $    4,441,500
---------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                           4,765,000                  5,527,400
---------------------------------------------------------------------------------------------------------------------------------
JC Penney Co., Inc., 7.4%, 2037                                                              4,753,000                  5,204,535
---------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                            5,894,000                  5,853,538
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   21,026,973
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                                   $   5,052,000             $    5,502,234
---------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                                              $   2,747,000             $    3,093,355
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                                                $   2,722,000             $    3,743,858
---------------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                                                        6,290,000                  4,725,363
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008##                                                       3,758,000                  4,039,850
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.25%, 2012##                                                         3,315,000                  3,538,763
---------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                           2,638,000                  2,950,075
---------------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009##                                                           3,766,000                  4,039,035
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   23,036,944
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                                             $   7,553,000             $    8,382,380
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                     4,159,000                  4,855,633
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B. V., 8.5%, 2010                                     8,439,000                 10,015,928
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B. V., 8.75%, 2030                                    7,624,000                 10,313,717
---------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.1%, 2014                                                         5,869,000                  5,911,263
---------------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011                                                                        4,820,000                  5,703,453
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                                          4,192,000                  4,270,206
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034##                                                           5,886,000                  5,943,465
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia S. p. A., 5.625%, 2007                                      EUR               3,282,000                  4,517,581
---------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                     $   3,188,000                  3,291,196
---------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                                          2,346,000                  2,497,857
---------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                         9,101,000                 10,213,342
---------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                                         3,909,000                  4,601,487
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   80,517,508
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                                             $   5,021,000             $    5,488,792
---------------------------------------------------------------------------------------------------------------------------------
R. J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                           7,722,000                  7,992,270
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,481,062
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                 $   5,930,000             $    7,709,700
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.125%, 2005                                                                 $  10,321,000             $   10,338,473
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                                                        15,405,000                 16,466,420
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                                    11,413,000                 12,679,809
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2012                                                                      2,542,000                  2,651,553
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                   7,978,269                  8,116,827
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                   6,522,709                  6,421,599
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                                   7,000,000                  7,133,126
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2025                                                   4,250,000                  4,294,736
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   68,102,543
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.875%, 2015                                                        $   2,336,000             $    3,472,702
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031###                                                         7,750,000                  8,669,406
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2007                                                            7,010,099                  7,351,841
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                                           27,952,000                 28,594,029
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                                               14,269,473                 15,859,178
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                                                7,052,290                  7,290,579
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2014                                                            10,841,000                 10,940,943
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   82,178,678
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 7.9%
---------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                    $   9,886,000             $   11,717,480
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                      5,066,000                  5,494,047
---------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                                                  8,895,000                 10,087,286
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                 8,911,000                 10,958,837
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                   4,189,000                  4,545,781
---------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                       7,785,000                  8,777,837
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                               5,158,000                  5,597,487
---------------------------------------------------------------------------------------------------------------------------------
Midland Funding II, 13.25%, 2006                                                               925,000                  1,012,923
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                                                 3,950,000                  4,256,125
---------------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875%, 2010                                                         3,010,000                  3,530,348
---------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                                             200,000                    205,823
---------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                                             1,767,686                  1,840,302
---------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                          903,000                    942,506
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75%, 2011                                                                  2,502,000                  2,920,650
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                                                 1,718,000                  2,356,002
---------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 6.05%, 2034                                                      8,591,000                  9,234,303
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                                           5,793,000                  5,922,949
---------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                                                3,882,333                  3,868,667
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.375%, 2006                                                                      1,585,000                  1,638,123
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.5%, 2024##                                                                     10,004,000                 10,205,621
---------------------------------------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                                               6,278,896                  6,966,246
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  112,079,343
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,314,048,933)                                            $1,376,437,625
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 2.48%, dated 1/31/2005, due 2/01/2005, total to be received
$27,865,920 (secured by various U.S. Treasury and Federal Agency obligations
in a jointly traded account), at Cost                                                    $  27,864,000             $   27,864,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,341,912,933)                                                                $1,404,301,625
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.5%                                                                                  21,555,843
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $1,425,857,468
---------------------------------------------------------------------------------------------------------------------------------

  * Non-income producing security.
 ^^ Interest only security.
### Security segregated as collateral for open futures contracts.
 ## SEC Rule 144A restriction.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar.
A list of abbreviations is shown below

DKK= Danish Krone
EUR= Euro

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED)

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $1,353,795,235
                                                ==============
Gross unrealized appreciation                      $60,801,124
Gross unrealized depreciation                      (10,294,734)
                                                --------------
Net unrealized appreciation (depreciation)         $50,506,390
                                                ==============

(2) FINANCIAL INSTRUMENTS
The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

                                                                   Unrealized
                                                                   Appreciation
Description              Expiration     Contracts    Position     (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 5 Year    March 2005       293         Short          ($156,863)

At January 31, 2005, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 1/31/05

MFS(R) Limited Maturity Fund

[graphic omitted]

                                                           [logo] M F S(RM)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Investment Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2005

ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 98.2%
---------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.625%, 2008                                         $   4,320,000            $     4,352,581
---------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.625%, 2008                                                             4,524,000                  4,847,362
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     9,199,943
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7%, 2006                                                         $   3,385,000            $     3,512,303
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2010                                                    $   1,287,590            $     1,253,054
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 4.25%, 2008##                                                        $   6,550,000            $     6,584,833
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 25.5%
---------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 5.37%, 2008                                    $   1,452,599            $     1,467,494
---------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.027%, 2033                                           2,779,544                  2,773,894
---------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                                              868,768                    865,637
---------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 2.83%, 2034                                            3,000,000                  3,004,218
---------------------------------------------------------------------------------------------------------------------------------
Argent Securities, Inc., 2.8%, 2033                                                          3,782,309                  3,769,526
---------------------------------------------------------------------------------------------------------------------------------
Brascan Real Estate, 4.27%, 2040##                                                           1,526,000                  1,526,000
---------------------------------------------------------------------------------------------------------------------------------
Brazilian Diversified Payment Rights, 2.71%, 2008##                                          3,000,000                  3,000,000
---------------------------------------------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011##                                  2,050,000                  2,060,250
---------------------------------------------------------------------------------------------------------------------------------
CNH Equipment Trust, 2.73%, 2006                                                               233,910                    233,898
---------------------------------------------------------------------------------------------------------------------------------
CNH Equipment Trust, 4.3%, 2008                                                                345,282                    345,399
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.5%, 2009##                                                       466,918                    467,356
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                                                      302,302                    302,302
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                                                    1,197,082                  1,182,493
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                                                  4,017,000                  4,047,537
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                                                  4,500,000                  4,431,087
---------------------------------------------------------------------------------------------------------------------------------
Caterpillar Financial Asset Trust, 3.15%, 2008                                               1,579,568                  1,580,487
---------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust, 3.9%, 2024                                                    1,215,000                  1,213,391
---------------------------------------------------------------------------------------------------------------------------------
Chalet Finance 1 PLC, 2.8825%, 2013                                                          4,800,000                  4,806,485
---------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.37%, 2029                                      1,727,287                  1,815,617
---------------------------------------------------------------------------------------------------------------------------------
Circuit City Credit Card Master Trust, 2.91%, 2011                                           2,530,000                  2,538,698
---------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                                             3,375,000                  3,497,846
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.8%, 2006                                                17,226                     17,217
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, 0.8680%, 2032##^^                                          33,684,906                  1,646,980
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 2.74%, 2011                                                      1,900,289                  1,901,767
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., 6.78%, 2040                            2,240,000                  2,445,726
---------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.9064%, 2005^^                                              28,200,000                     35,275
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                      4,554,773                  4,827,812
---------------------------------------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.77%, 2008##                                                  3,149,000                  3,143,901
---------------------------------------------------------------------------------------------------------------------------------
Drivetime Auto Owner Trust, 1.918%, 2008##                                                   4,780,000                  4,731,454
---------------------------------------------------------------------------------------------------------------------------------
E*TRADE RV & Marine Trust, 3.62%, 2018                                                       3,411,000                  3,407,039
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010##                                                    1,205,568                  1,270,076
---------------------------------------------------------------------------------------------------------------------------------
First Auto Receivables Group Trust, 2.436%, 2007##                                           3,950,000                  3,928,156
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.38%, 2029                           2,760,797                  2,923,493
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 6.65%, 2029                           1,873,414                  1,985,318
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3.108%, 2035                                                                    3,588,000                  3,566,319
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                           575,272                    581,002
---------------------------------------------------------------------------------------------------------------------------------
Holmes Financing PLC, 3.38%, 2040                                                            2,600,000                  2,605,486
---------------------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                                                      4,400,000                  4,413,427
---------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, 2.95%, 2032                                                  901,883                    903,886
---------------------------------------------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust, 2.8%, 2007##                                                 3,329,825                  3,324,107
---------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.9%, 2006                                                       115,285                    115,310
---------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 2.33%, 2007                                                    1,334,058                  1,327,583
---------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                      500,000                    497,932
---------------------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, 2.85%, 2033                                                                 2,739,034                  2,746,102
---------------------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, 2.9%, 2034                                                                  3,523,953                  3,525,565
---------------------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, 2.99%, 2034                                                                 3,709,424                  3,718,175
---------------------------------------------------------------------------------------------------------------------------------
Interstar Millennium Trust, 2.68%, 2036                                                      3,434,308                  3,435,002
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 6.533%, 2030                                    113,760                    116,088
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030                                  4,785,000                  5,085,878
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 7.325%, 2031                                    790,600                    810,047
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2008                               3,600,000                  3,832,287
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 0.5326%, 2035^^                          77,029,953                  1,718,423
---------------------------------------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, 2.841%, 2010                                              3,367,000                  3,314,917
---------------------------------------------------------------------------------------------------------------------------------
MFN Auto Receivables Trust, 5.07%, 2007##                                                       34,625                     34,652
---------------------------------------------------------------------------------------------------------------------------------
Medallion Trust, 2.85%, 2031                                                                   420,550                    421,196
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                                          2,872,213                  3,036,459
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 7.0477%, 2030                                        2,180,000                  2,334,597
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.48%, 2030                                                  2,000,000                  2,129,452
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.01%, 2030                                                    119,010                    120,037
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.0689%, 2031##^^                                           38,181,234                  1,252,715
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.8612%, 2031^^                                             32,857,942                    740,933
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                                                 4,885,000                  5,199,672
---------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 0.8116%, 2023^^                                                  36,719,018                    760,410
---------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.476%, 2030                                                      2,350,000                  2,521,728
---------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., 3.958%, 2034                                                  1,809,221                  1,792,053
---------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., 4.423%, 2034                                                  1,492,757                  1,478,465
---------------------------------------------------------------------------------------------------------------------------------
NovaStar Mortgage Funding Trust, 2.82%, 2034                                                 4,015,000                  4,020,645
---------------------------------------------------------------------------------------------------------------------------------
PSEG Transition Funding LLC, 5.74%, 2007                                                       313,669                    314,906
---------------------------------------------------------------------------------------------------------------------------------
Peoples Choice Home Loan Securities Trust, 2.8287%, 2031                                     7,100,000                  7,100,000
---------------------------------------------------------------------------------------------------------------------------------
Permanent Financing PLC, 4.2%, 2007                                                          5,900,000                  5,922,061
---------------------------------------------------------------------------------------------------------------------------------
Providian Gateway Master Trust, 2.78%, 2010##                                                4,250,000                  4,257,969
---------------------------------------------------------------------------------------------------------------------------------
Providian Home Equity Loan Trust, 2.82%, 2025                                                  121,269                    121,551
---------------------------------------------------------------------------------------------------------------------------------
Putnam Structured Product Funding, 2.93%, 2008##                                             3,508,475                  3,508,470
---------------------------------------------------------------------------------------------------------------------------------
RMAC PLC, 2.82%, 2035##                                                                      3,500,000                  3,507,700
---------------------------------------------------------------------------------------------------------------------------------
RMAC PLC, 2.67%, 2036##                                                                      1,260,000                  1,260,000
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.18%, 2027                                       4,600,000                  4,586,043
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.49%, 2029                                       1,019,461                  1,018,177
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 2.69%, 2032                                       7,773,377                  7,773,377
---------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.25%, 2032##                                                        4,000,000                  3,988,480
---------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 3.39%, 2033                                                          4,270,000                  4,168,545
---------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., 2.78%, 2034                                               4,205,258                  4,216,041
---------------------------------------------------------------------------------------------------------------------------------
Superannuation Members Home Loans Global Trust, 2.83%, 2029                                  2,180,542                  2,181,414
---------------------------------------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                                                   2,846,674                  3,007,268
---------------------------------------------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust, 2.87%, 2043                                             3,196,719                  3,201,514
---------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 2.48%, 2008                                                      670,000                    665,110
---------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                                                    4,494,000                  4,489,743
---------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 2.8%, 2009                                                     2,450,000                  2,452,383
---------------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, 3.09%, 2010                                                     4,600,000                  4,552,252
---------------------------------------------------------------------------------------------------------------------------------
WFS Financial, Inc., 2.39%, 2007                                                             2,087,321                  2,082,477
---------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc., 3.177%, 2033                                                        2,750,000                  2,720,943
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   225,770,803
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Services North America LLC, 4.75%, 2008                                  $   2,050,000            $     2,084,452
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                                           10,400,000                 10,479,914
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125%, 2006                                                1,810,000                  1,839,622
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625%, 2009                                                9,170,000                  8,965,436
---------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 7.96%, 2005                                                                      2,450,000                  2,482,159
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    25,851,583
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 6.8%
---------------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011##                                             $   1,863,000            $     1,986,424
---------------------------------------------------------------------------------------------------------------------------------
Commercial Credit Co., 6.25%, 2008                                                           2,500,000                  2,656,608
---------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC, 3.625%, 2008                                                                 6,100,000                  6,060,914
---------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, 6.07% to 2049, 8.44%, 2049##                            4,324,000                  4,834,915
---------------------------------------------------------------------------------------------------------------------------------
National Westminster Bancorp, 7.75% to 2007, 4.41% to 2049, 7.75%, 2049                      1,110,000                  1,206,680
---------------------------------------------------------------------------------------------------------------------------------
NationsBank Corp., 7.5%, 2006                                                                3,920,000                  4,163,730
---------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 6.125%, 2006                                                    4,210,000                  4,365,139
---------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 3.875%, 2008                                                    3,000,000                  2,990,298
---------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.7%, 2009                                                      3,300,000                  3,352,777
---------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland, 8.817%, 2049                                                         4,540,000                  4,581,527
---------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, 5.522% to 2049, 7.64%, 2049##                         7,367,000                  8,027,628
---------------------------------------------------------------------------------------------------------------------------------
Spintab AB, 7.5% to 2006, 5.36% to 2049, 7.5%, 2049                                          1,125,000                  1,178,715
---------------------------------------------------------------------------------------------------------------------------------
Spintab AB, 7.5% to 2006, 5.36% to 2049, 7.5%, 2049##                                        1,150,000                  1,215,007
---------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 10%, 2007                                                            2,725,000                  2,949,813
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.4%, 2008                                                                   4,300,000                  4,648,734
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.3%, 2008                                                                   2,770,000                  2,959,728
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.8%, 2010                                                                2,573,000                  2,615,210
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    59,793,847
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 3.875%, 2008                                                   $   2,100,000            $     2,066,965
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2010##                                                     2,800,000                  2,788,086
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 7.25%, 2008                                                3,100,000                  3,413,515
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,268,566
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Amvescap PLC, 4.5%, 2009##                                                               $   2,508,000            $     2,498,974
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.625%, 2008                                         1,250,000                  1,272,940
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.7%, 2009                                           7,500,000                  7,649,760
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 11.625%, 2005                                                3,420,000                  3,499,635
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 3.95%, 2009                                                  7,200,000                  7,105,003
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.8%, 2007                                                       5,385,000                  5,617,411
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    27,643,723
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375%, 2007                                          $   6,905,000            $     7,122,245
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5%, 2007                                                                   1,660,000                  1,706,234
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,828,479
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 5.8%, 2006                                                $   3,321,000            $     3,419,016
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICAL - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                              $   2,700,000            $     2,826,214
---------------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2008                                                                     750,000                    795,467
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,621,681
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Tenneco Packaging Corp., 7.2%, 2005                                                      $   2,640,000            $     2,718,791
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 4.125%, 2009##                                             $   2,300,000            $     2,283,928
---------------------------------------------------------------------------------------------------------------------------------
Korea Development Bank, 4.75%, 2009                                                          2,500,000                  2,540,540
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,824,468
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 9.5%, 2006                                                      $   2,600,000            $     2,798,250
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 8.25%, 2010##                                                            2,200,000                  2,421,320
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,219,570
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                                         $   2,600,000            $     2,649,062
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                             1,155,000                  1,167,260
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,816,322
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 5.9%, 2006                                                           $   5,250,000            $     5,384,300
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.99%, 2006                                                         $   4,500,000            $     4,552,605
---------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 5.625%, 2005                                                              4,945,000                  4,976,717
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                 3,970,000                  4,119,641
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    13,648,963
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 8.25%, 2005                                                            $   1,800,000            $     1,832,526
---------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                                3,091,000                  3,097,006
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 5.5%, 2007                                                       660,000                    681,096
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 4.125%, 2009                                                   4,400,000                  4,367,660
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5%, 2007                                                     8,239,000                  8,472,567
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.5%, 2008                                                   3,125,000                  3,090,459
---------------------------------------------------------------------------------------------------------------------------------
Household Finance Corp., 4.75%, 2009                                                         9,500,000                  9,710,986
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    31,252,300
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875%, 2008##                                                    $   4,080,000            $     4,055,340
---------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 5.125%, 2007                                                            3,375,000                  3,448,791
---------------------------------------------------------------------------------------------------------------------------------
Kellogg Co., 6%, 2006                                                                        2,430,000                  2,499,408
---------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4%, 2008                                                                  3,600,000                  3,593,405
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    13,596,944
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 5.5%, 2005                                                             $   1,632,000            $     1,635,758
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007                                                              $   2,600,000            $     2,587,556
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.375%, 2006                                                            $   3,090,000            $     3,175,420
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing II, 7.6%, 2005##                                         $     400,000            $       406,673
---------------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing IV, 5.85%, 2006##                                            2,615,000                  2,678,911
---------------------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 3.5%, 2009##                                                 4,530,000                  4,417,855
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 3.911%, 2005                                                                  2,125,000                  2,131,947
---------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 3.75%, 2008                                                      2,700,000                  2,676,362
---------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007##                                                      3,380,000                  3,670,525
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    15,982,273
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing IX, 5.1%, 2007##                                         $   2,305,000            $     2,367,560
---------------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XVIII, 3.85%, 2007##                                                   2,500,000                  2,498,038
---------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 4.7%, 2007                                          1,750,000                  1,780,795
---------------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.2%, 2008                                                                     5,040,000                  5,073,783
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    11,720,176
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 4.25%, 2005                                             $     225,000            $       225,722
---------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.5%, 2005                                                  7,200,000                  7,165,166
---------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.375%, 2006                                                4,580,000                  4,522,846
---------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 4.75%, 2007                                                 2,000,000                  2,052,112
---------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 3.25%, 2007                                                 6,400,000                  6,351,027
---------------------------------------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, 5.125%, 2007                                                   1,000,000                  1,031,556
---------------------------------------------------------------------------------------------------------------------------------
Landwirtschaftliche Rentenbank, 4.5%, 2006                                                   1,000,000                  1,017,229
---------------------------------------------------------------------------------------------------------------------------------
Oesterreichische Kontrollbank AG, 5.5%, 2006                                                   220,000                    224,691
---------------------------------------------------------------------------------------------------------------------------------
Province of British Columbia, 4.625%, 2006                                                   1,500,000                  1,528,733
---------------------------------------------------------------------------------------------------------------------------------
Province of Manitoba, 4.25%, 2006                                                            5,020,000                  5,096,901
---------------------------------------------------------------------------------------------------------------------------------
Province of New Brunswick, 3.5%, 2007                                                        4,820,000                  4,798,888
---------------------------------------------------------------------------------------------------------------------------------
Province of Ontario, 7%, 2005                                                                  800,000                    816,674
---------------------------------------------------------------------------------------------------------------------------------
Province of Ontario, 6%, 2006                                                                4,350,000                  4,469,003
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    39,300,548
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 2.57%, 2005                                          $   6,590,000            $     6,592,162
---------------------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                                               8,000,000                  7,745,288
---------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 10.625%, 2005                                                     2,146,000                  2,269,916
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    16,607,366
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                                          $   4,225,000            $     4,367,273
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 5.25%, 2007                                                  $   4,100,000            $     4,212,750
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                                                         900,000                  1,038,550
---------------------------------------------------------------------------------------------------------------------------------
HCA Healthcare Co., 7.125%, 2006                                                             1,790,000                  1,852,092
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     7,103,392
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 7.8%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.355%, 2006                                                                 $   1,494,567            $     1,541,046
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2015                                                                           503,823                    533,448
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2015                                                                         259,077                    274,686
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2016 - 2019                                                               12,106,501                 12,431,565
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2017                                                                       1,669,276                  1,764,106
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017 - 2017                                                                  4,955,359                  5,189,104
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018                                                                         8,710,425                  8,858,045
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                                       4,723,094                  4,727,333
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2017                                                                        1,506,755                  1,575,374
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2017 - 2019                                                               7,148,116                  7,375,838
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2023                                                                17,511,635                 17,879,464
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3%, 2021                                                                        5,100,000                  5,009,122
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 8.5%, 2006 - 2009                                                                  362,730                    389,885
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2007 - 2011                                                                  828,630                    880,229
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 7%, 2009 - 2010                                                                      6,155                      6,547
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 12.5%, 2011                                                                         61,203                     68,616
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5.204%, 2014                                                                       438,977                    442,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    68,946,508
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Duke Energy Field Services LLC, 7.5%, 2005                                               $     810,000            $       828,325
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 4.625%, 2009##                                             2,800,000                  2,793,353
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.35%, 2007                                                4,380,000                  4,510,248
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,131,926
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 4.16%, 2005                                                             $   3,900,000            $     3,928,505
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Wyeth, 4.125%, 2008                                                                      $   6,650,000            $     6,719,280
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7%, 2006                                                         $   1,751,000            $     1,845,442
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.125%, 2006                                                $   3,713,000            $     3,829,596
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.375%, 2006                                                           $   3,445,000            $     3,614,597
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                 3,290,000                  3,581,823
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6.73%, 2005                                                                855,000                    867,979
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 7.5%, 2006                                                               2,900,000                  3,099,633
---------------------------------------------------------------------------------------------------------------------------------
Rouse Co., 3.625%, 2009                                                                      1,535,000                  1,443,657
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 7.125%, 2009                                                        1,900,000                  2,095,457
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                           4,800,000                  4,967,880
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    19,671,026
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Golden Funding Corp., 2.66%, 2005##                                                      $   2,500,000            $     2,505,628
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                                   $   3,110,000            $     3,387,163
---------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.75%, 2005                                               $   1,644,000            $     1,647,207
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 8.875%, 2005                                                    865,000                    881,079
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 7.25%, 2007                                                   1,550,000                  1,643,688
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,171,974
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                                                $   2,162,000            $     2,250,138
---------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 4.78%, 2006                                                            6,200,000                  6,292,219
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,542,357
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp., 4.2%, 2009                                                              $   2,519,000            $     2,514,088
---------------------------------------------------------------------------------------------------------------------------------
British Telecom PLC, 7.875%, 2005                                                            2,350,000                  2,439,530
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B. V., 8.25%, 2005                                    4,315,000                  4,394,245
---------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A., 7.95%, 2006                                                             5,141,000                  5,369,538
---------------------------------------------------------------------------------------------------------------------------------
GTE Corp., 7.51%, 2009                                                                       2,200,000                  2,470,189
---------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 4.125%, 2009                                                       5,830,000                  5,788,420
---------------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 7.5%, 2007                                                                      2,975,000                  3,212,337
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4%, 2008                                                             4,100,000                  4,067,704
---------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                         4,020,000                  4,150,127
---------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                                          2,850,000                  3,034,481
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    37,440,659
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 5.625%, 2008                                                         $   2,850,000            $     2,949,830
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%, 2006                                                      $  13,305,000            $    13,131,556
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 7%, 2005                                                                        5,260,000                  5,360,655
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.25%, 2006                                                                     8,500,000                  8,664,339
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2007                                                                    4,100,000                  4,215,796
---------------------------------------------------------------------------------------------------------------------------------
U.S. Department of Veteran Affairs, 6%, 2021                                                   654,026                    657,558
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    32,029,904
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875%, 2006###                                                     $   4,000,000            $     4,190,312
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.375%, 2006                                                            2,750,000                  2,717,880
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2006                                                                5,983,000                  5,954,018
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007                                                           10,500,000                 11,201,369
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.625%, 2008                                                           12,500,000                 12,171,388
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2009                                                            2,300,000                  2,269,813
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2009                                                              2,275,000                  2,255,895
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    40,760,675
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 6.7%
---------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 6.35%, 2007                                            $   5,531,000            $     5,817,102
---------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45%, 2006                                                                  3,250,000                  3,364,553
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 2.8%, 2005                                                         4,000,000                  4,000,276
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.5%, 2009                                            2,325,000                  2,632,086
---------------------------------------------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 3.25%, 2006                                                         4,320,000                  4,311,874
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.5%, 2006                                                                3,285,000                  3,377,805
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625%, 2007                                                4,140,000                  4,194,164
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                                  1,076,000                  1,054,819
---------------------------------------------------------------------------------------------------------------------------------
Nisource Finance Corp., 7.625%, 2005                                                         1,147,000                  1,184,122
---------------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 5%, 2007                                                        3,826,000                  3,929,187
---------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                          133,000                    138,819
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 6.875%, 2006                                                                 3,225,000                  3,346,183
---------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 3.6%, 2009                                                       2,585,000                  2,535,332
---------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.05%, 2007                                                           2,610,000                  2,724,284
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                                           4,569,000                  4,671,492
---------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125%, 2008                                                                 2,641,000                  2,784,058
---------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 5.375%, 2007                                                  1,250,000                  1,288,683
---------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                                    4,100,000                  4,089,799
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp., 5.875%, 2006                                                         3,497,000                  3,591,311
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    59,035,949
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $872,935,418)                                                                       $   870,585,673
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 2.48%, dated 01/31/05, due 02/01/05, total to be received
$4,047,279 (secured by various U.S. Treasury and Federal Agency obligations
in a jointly traded account), at Cost                                                    $   4,047,000            $     4,047,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $876,982,418)                                                                 $   874,632,673
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.4%                                                                                  12,209,362
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $   886,842,035
---------------------------------------------------------------------------------------------------------------------------------

 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
 ^^ Interest only security.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS LIMITED MATURITY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                          $887,654,897
                                                        ============
Gross unrealized appreciation                           $  2,904,753
Gross unrealized depreciation                            (15,926,977)
                                                        ------------
Net unrealized appreciation (depreciation)              ($13,022,224)
                                                        ============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

                                                                   Unrealized
                                                                   Appreciation
Description                   Expiration   Contracts    Position  (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes  March - 2005         668       Short     ($324,251)

At January 31, 2005, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 1/31/05

MFS(R) Municipal Limited
Maturity Fund

[graphic omitted]

                                                           [logo] M F S(RM)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Municipal Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2005

ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.6%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Rev. "A", FSA, 5.375%, 2015                                         $   1,000,000            $     1,109,400
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL (O'Hare International Airport), FSA, 5.25%, 2013                                 1,500,000                  1,637,715
---------------------------------------------------------------------------------------------------------------------------------
Cleveland, OH, Airport Systems Rev., "A", FSA, 5.5%, 2008                                      250,000                    267,508
---------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport, "A", AMBAC, 6%, 2013                           1,000,000                  1,155,870
---------------------------------------------------------------------------------------------------------------------------------
Delaware River Port Authority Pennsylvania & New Jersey (Refunding Port District
  Project), "A", FSA, 5.25%, 2009                                                              550,000                    602,998
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., "C", MBIA, 6%, 2006                                  1,000,000                  1,061,170
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Airport Systems Rev., "B", FGIC, 5.25%, 2015                                    1,250,000                  1,332,075
---------------------------------------------------------------------------------------------------------------------------------
Long Beach, CA, Harbor Rev., "A", FGIC, 5%, 2015                                             1,000,000                  1,072,040
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", 5.25%, 2007                                            375,000                    397,346
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", 5.75%, 2010                                            175,000                    196,175
---------------------------------------------------------------------------------------------------------------------------------
Minneapolis & St. Paul, MN, Metropolitan Airport, "D", FGIC, 5.25%, 2009                       500,000                    540,830
---------------------------------------------------------------------------------------------------------------------------------
Omaha, NE, Airport Authority Rev., FSA, 4%, 2006                                               500,000                    507,840
---------------------------------------------------------------------------------------------------------------------------------
Port Seattle, WA, Rev., "B", FGIC, 5.5%, 2007                                                  500,000                    528,640
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island Economic Development Corp. Airport Rev., "A", FGIC, 5%, 2012                      750,000                    812,670
---------------------------------------------------------------------------------------------------------------------------------
Richland Lexington, SC, Columbia Metropolitan Airport Rev., "A", FSA, 5%, 2009                 200,000                    215,650
---------------------------------------------------------------------------------------------------------------------------------
Wayne Charter County, MI, Airport Rev., Refunding Detroit Metropolitan, "D", FGIC,
  5.25%, 2006                                                                                1,000,000                  1,044,780
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    12,482,707
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 15.1%
---------------------------------------------------------------------------------------------------------------------------------
Allen County, IN (Jail Building Corp.), 5.75%, 2009                                      $     235,000            $       262,363
---------------------------------------------------------------------------------------------------------------------------------
Broward County, FL, "B", 5%, 2008                                                              500,000                    533,425
---------------------------------------------------------------------------------------------------------------------------------
Central Falls, RI, ASST GTY, 5.5%, 2005                                                        440,000                    443,982
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Neighborhoods Alive, MBIA, 5%, 2008                                             1,250,000                  1,332,838
---------------------------------------------------------------------------------------------------------------------------------
Columbus, OH, 5.25%, 2011                                                                      705,000                    788,296
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "A", 5.75%, 2005++++                                            500,000                    500,000
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "A", 6%, 2010                                                   310,000                    357,852
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, "C", 6%, 2013                                                     800,000                    875,064
---------------------------------------------------------------------------------------------------------------------------------
Du Page County, IL (Ars Jail Project), 5%, 2009                                                870,000                    939,748
---------------------------------------------------------------------------------------------------------------------------------
Hawkins County, TN, AMBAC, 4.5%, 2008                                                          425,000                    449,816
---------------------------------------------------------------------------------------------------------------------------------
Henderson, NV, Parks & Recreation, "A", FGIC, 6%, 2006                                         340,000                    356,164
---------------------------------------------------------------------------------------------------------------------------------
Huntsville, AL, "D", 5%, 2008                                                                  350,000                    377,048
---------------------------------------------------------------------------------------------------------------------------------
King County, WA, "B", 4.75%, 2009                                                            1,500,000                  1,590,690
---------------------------------------------------------------------------------------------------------------------------------
Kingsport, TN, "A", FGIC, 4%, 2008                                                           1,000,000                  1,040,130
---------------------------------------------------------------------------------------------------------------------------------
Lansing, IL, "A", FSA, 4.25%, 2007                                                             530,000                    551,078
---------------------------------------------------------------------------------------------------------------------------------
Milwaukee County, WI, "A", 4.75%, 2007                                                       1,000,000                  1,053,000
---------------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, MBIA, 5%, 2007                                                              500,000                    524,770
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "A", 5.25%, 2012                                                                 265,000                    293,885
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "B", 5.75%, 2011                                                                 375,000                    421,140
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "C", 5.25%, 2009                                                                 250,000                    272,170
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "G", 5.5%, 2009                                                                  780,000                    857,290
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "H", FGIC, 5%, 2014                                                              800,000                    883,976
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "J", 5%, 2010                                                                  1,000,000                  1,084,420
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "K", 5%, 2010                                                                    370,000                    399,108
---------------------------------------------------------------------------------------------------------------------------------
Oakland, CA, "A", FGIC, 5%, 2010                                                               820,000                    906,428
---------------------------------------------------------------------------------------------------------------------------------
Pawtucket, RI, "A", AMBAC, 5%, 2009                                                          1,000,000                  1,086,980
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, "A", XLCA, 5%, 2011                                                        1,000,000                  1,099,770
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, FGIC, 5.25%, 2008                                                          2,000,000                  2,165,020
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority Rev., Government Facilities,
   "J", 5%, 2028                                                                             2,230,000                  2,407,330
---------------------------------------------------------------------------------------------------------------------------------
Saraland, AL, MBIA, 4.5%, 2009                                                                 865,000                    920,421
---------------------------------------------------------------------------------------------------------------------------------
St. Clair County, IL, FGIC, 5.625%, 2012                                                       500,000                    559,860
---------------------------------------------------------------------------------------------------------------------------------
State of California, 5%, 2011                                                                2,250,000                  2,469,308
---------------------------------------------------------------------------------------------------------------------------------
State of California, 5%, 2012                                                                1,150,000                  1,266,691
---------------------------------------------------------------------------------------------------------------------------------
State of California, FSA, 5.25%, 2010                                                        2,000,000                  2,230,860
---------------------------------------------------------------------------------------------------------------------------------
State of Hawaii, "CY", FSA, 5.25%, 2008                                                        500,000                    538,085
---------------------------------------------------------------------------------------------------------------------------------
State of Illinois, FGIC, 5%, 2005                                                              500,000                    500,000
---------------------------------------------------------------------------------------------------------------------------------
State of Tennessee, "A", FGIC, 5.25%, 2008                                                     500,000                    539,130
---------------------------------------------------------------------------------------------------------------------------------
State of Washington, "B", FSA, 5%, 2008                                                        500,000                    533,570
---------------------------------------------------------------------------------------------------------------------------------
State of Washington, "R", 5.375%, 2007                                                         750,000                    803,753
---------------------------------------------------------------------------------------------------------------------------------
State of Washington, "R", MBIA, 4%, 2008                                                     1,000,000                  1,039,270
---------------------------------------------------------------------------------------------------------------------------------
State of Wisconsin, 5.125%, 2011                                                               400,000                    444,052
---------------------------------------------------------------------------------------------------------------------------------
State of Wisconsin, "C", FSA, 5%, 2010                                                       1,000,000                  1,095,830
---------------------------------------------------------------------------------------------------------------------------------
State of Wisconsin, MBIA, 5%, 2017                                                             500,000                    548,010
---------------------------------------------------------------------------------------------------------------------------------
Taylor, MI, Building Authority, AMBAC, 5.5%, 2010                                              500,000                    560,205
---------------------------------------------------------------------------------------------------------------------------------
Titus County, TX, Hospital District, FGIC, 5%, 2013                                            510,000                    564,024
---------------------------------------------------------------------------------------------------------------------------------
Weslaco, TX, MBIA, 3.25%, 2007                                                                 795,000                    807,378
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    39,274,228
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Jersey City, NJ (Refunding & General Improvement), "A", AMBAC, 4%, 2007                  $     500,000            $       516,625
---------------------------------------------------------------------------------------------------------------------------------
Kauai County, HI, "A", FGIC, 6.25%, 2010++++                                                   375,000                    437,554
---------------------------------------------------------------------------------------------------------------------------------
Madison & St. Clair Counties, IL (School Building), FGIC, 4.25%, 2005                          500,000                    500,000
---------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, AMBAC, 5%, 2011                                                              1,000,000                  1,101,700
---------------------------------------------------------------------------------------------------------------------------------
New Orleans, LA, Certificate Indebtedness, FSA, 5.5%, 2010                                     500,000                    562,090
---------------------------------------------------------------------------------------------------------------------------------
North Slope Borough, AK, "A", MBIA, 0%, 2005                                                   500,000                    495,750
---------------------------------------------------------------------------------------------------------------------------------
Oak Ridge, TN, AMBAC, 5%, 2012                                                                 300,000                    327,687
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, "A", AMBAC, 5%, 2009                                                         1,000,000                  1,085,380
---------------------------------------------------------------------------------------------------------------------------------
Springfield, MA, State Qualified, MBIA, 5%, 2011                                             1,000,000                  1,100,790
---------------------------------------------------------------------------------------------------------------------------------
State of Mississippi, "I", ETM, 5.5%, 2006                                                     250,000                    263,593
---------------------------------------------------------------------------------------------------------------------------------
State of Mississippi, ETM, 6.2%, 2008                                                          430,000                    472,475
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,863,644
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 7.8%
---------------------------------------------------------------------------------------------------------------------------------
Birdville, TX, Independent School District, "A", PSF, 4.25%, 2008                        $     500,000            $       523,760
---------------------------------------------------------------------------------------------------------------------------------
Bloomington, MN, Independent School District, "B", 5.25%, 2011                                 500,000                    550,600
---------------------------------------------------------------------------------------------------------------------------------
Byron Center, MI, Public Schools, Q-SBLF, 5%, 2011                                             600,000                    660,660
---------------------------------------------------------------------------------------------------------------------------------
Cincinnati, OH, City School District, FSA, 4.5%, 2006                                          500,000                    514,090
---------------------------------------------------------------------------------------------------------------------------------
Clackamas County, OR, School District, 6%, 2011                                                315,000                    362,521
---------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, Community Consolidated School, FSA, 0%, 2008                                  500,000                    443,955
---------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, School District Number 135, "A", MBIA, 3.25%, 2006                            500,000                    505,475
---------------------------------------------------------------------------------------------------------------------------------
Cypress Fairbanks, TX, Independent School District, 5%, 2019                                   500,000                    544,510
---------------------------------------------------------------------------------------------------------------------------------
Cypress Fairbanks, TX, Independent School District, PSF, 5%, 2008                              500,000                    534,630
---------------------------------------------------------------------------------------------------------------------------------
Deer Park, TX, Independent School District, PSF, 0%, 2009                                    1,000,000                    878,770
---------------------------------------------------------------------------------------------------------------------------------
Detroit, MI, City School District (School Building & Site Improvement),
  "B", FGIC, 5%, 2010                                                                        1,000,000                  1,097,360
---------------------------------------------------------------------------------------------------------------------------------
Dodge, KS, Unified School District Number 443, FGIC, 4%, 2006                                  500,000                    509,475
---------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA, School District, 0% to 2010, 4.15% to 2014                                 710,000                    567,574
---------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA, School District, 0% to 2010, 4.35% to 2016                                 355,000                    284,476
---------------------------------------------------------------------------------------------------------------------------------
Ferndale, MI, School District, Q-SBLF, 5.5%, 2013                                            1,115,000                  1,262,180
---------------------------------------------------------------------------------------------------------------------------------
Hall County, GA, School District, 4.5%, 2007                                                 1,540,000                  1,607,005
---------------------------------------------------------------------------------------------------------------------------------
Kaufman, TX, Independent School District, PSF, 0%, 2005                                        500,000                    499,675
---------------------------------------------------------------------------------------------------------------------------------
Lake County, IL, Community School District, "B", FGIC, 0%, 2005                                500,000                    490,825
---------------------------------------------------------------------------------------------------------------------------------
Lancaster County, NE, School District (Lincoln Public School), 4%, 2008                        500,000                    519,895
---------------------------------------------------------------------------------------------------------------------------------
Manistee, MI, Public Schools, FGIC, 5.15%, 2009++++                                            100,000                    109,885
---------------------------------------------------------------------------------------------------------------------------------
Mauston, WI, Joint School District, FGIC, 5.55%, 2005                                          500,000                    502,855
---------------------------------------------------------------------------------------------------------------------------------
Michigan City, IN, School Building, FSA, 5%, 2006                                              250,000                    256,235
---------------------------------------------------------------------------------------------------------------------------------
Midlothian, TX, Independent School District, "A", PSF, 4.4%, 2007                              700,000                    726,488
---------------------------------------------------------------------------------------------------------------------------------
New Albany, IN, Floyd County School Building (First Mortgage), FGIC, 5.5%, 2007                250,000                    264,380
---------------------------------------------------------------------------------------------------------------------------------
North Lawrence, IN (First Mortgage), FSA, 5%, 2008                                             500,000                    533,550
---------------------------------------------------------------------------------------------------------------------------------
Norwin, PA, School District, FGIC, 6%, 2010++++                                                250,000                    287,538
---------------------------------------------------------------------------------------------------------------------------------
Oconto Falls, WI, Public School District, "B", FSA, 5.25%, 2007                                500,000                    528,080
---------------------------------------------------------------------------------------------------------------------------------
Plymouth Canton, MI, Community School, Q-SBLF, 5%, 2011                                        500,000                    550,550
---------------------------------------------------------------------------------------------------------------------------------
Round Rock, TX, Independent School District, PSF, 6.5%, 2011                                   500,000                    585,000
---------------------------------------------------------------------------------------------------------------------------------
Round Rock, TX, Independent School District, PSF, 5.375%, 2012                                 570,000                    644,733
---------------------------------------------------------------------------------------------------------------------------------
State of Florida, Board of Education, Lottery Rev., "B", FGIC, 5.5%, 2011                      150,000                    168,726
---------------------------------------------------------------------------------------------------------------------------------
State of Ohio, Common Schools, "D", 2.45%, 2024                                              1,000,000                    996,220
---------------------------------------------------------------------------------------------------------------------------------
State of South Carolina, "A", 5.75%, 2007                                                      500,000                    531,385
---------------------------------------------------------------------------------------------------------------------------------
Tuscaloosa, AL, 5%, 2007                                                                       465,000                    487,618
---------------------------------------------------------------------------------------------------------------------------------
Vidor, TX, Independent School District, PSF, 5.875%, 2007                                      410,000                    437,433
---------------------------------------------------------------------------------------------------------------------------------
Westerville, OH, City School District, MBIA, 5.5%, 2012                                        300,000                    341,253
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    20,309,365
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 13.3%
---------------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev. Refunding & Improvement, "A", 4.7%, 2005                $     320,000            $       323,104
---------------------------------------------------------------------------------------------------------------------------------
Blair County, PA, Hospital Authority Rev. (Altoona Hospital), AMBAC, 5.375%, 2006              460,000                    478,538
---------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Catholic Healthcare West),
  "I", 4.95%, 2026                                                                           3,000,000                  3,149,520
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Community Development Authority (Kaiser Permanente), "D",
  4.35%, 2036                                                                                  600,000                    620,232
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Catholic Health Initiatives),
  "A", 5%, 2008                                                                                500,000                    530,690
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2010                  550,000                    584,012
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2011                  575,000                    609,655
---------------------------------------------------------------------------------------------------------------------------------
Comal County, TX, Health Facilities Development, Healthcare Systems (McKenna
  Memorial), "A", 3.625%, 2005                                                                 195,000                    195,000
---------------------------------------------------------------------------------------------------------------------------------
Comal County, TX, Health Facilities Development, Healthcare Systems (McKenna
  Memorial), "A", 4%, 2006                                                                     170,000                    170,015
---------------------------------------------------------------------------------------------------------------------------------
DCH Health Care Authority, AL, Facilities Rev., 4%, 2008                                       500,000                    516,670
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Hospital Rev. (Crozer-Chester Medical Center), 4.75%, 2005                500,000                    505,645
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Rev., "A", 5.125%, 2006                                          200,000                    206,342
---------------------------------------------------------------------------------------------------------------------------------
Gainsville & Hall County, GA, Hospital Authority (Northeast GA Health System),
  3.5%, 2005                                                                                   500,000                    501,110
---------------------------------------------------------------------------------------------------------------------------------
Greenville, SC, Hospital Systems Facilities, "A", AMBAC, 5%, 2008                              500,000                    536,120
---------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities (Adventist Health), 3.35%, 2032                        500,000                    503,135
---------------------------------------------------------------------------------------------------------------------------------
Hillsborough County, FL, Industrial Development Authority Hospital Rev. (Tampa
  General Hospital "A", 5%, 2007                                                               500,000                    524,720
---------------------------------------------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Authority, "A", 5.25%, 2005                                        300,000                    302,421
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Children's Memorial Hospital), "A",
  AMBAC, 5.75%, 2011                                                                           250,000                    284,083
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sherman Health Systems), AMBAC,
  5.5%, 2007                                                                                   440,000                    470,294
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev. (Ascension Health), "F", 5.5%, 2008           500,000                    543,060
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev. (Holy Cross Health Systems Corp.),
  MBIA, 5.375%, 2008                                                                         1,000,000                  1,090,020
---------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority Health Care Facilities (Genesis Medical Center), 6%, 2010               210,000                    234,245
---------------------------------------------------------------------------------------------------------------------------------
Joplin, MO, Industrial Development Authority, Health Facilities Rev. (Freeman Health
  Systems), 5.5%, 2013                                                                         700,000                    765,989
---------------------------------------------------------------------------------------------------------------------------------
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health), "A", 5.25%, 2009                  750,000                    802,583
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Ecomomic Development Finance Authority (Norton Healthcare, Inc.), "A",
  6.125%, 2010                                                                                 150,000                    160,814
---------------------------------------------------------------------------------------------------------------------------------
Lakewood, OH, Hospital Improvement Rev. (Lakewood Hospital Assn.), 5.5%, 2009                1,000,000                  1,076,950
---------------------------------------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev. (Monroe Regional), 4.75%, 2005                       500,000                    507,710
---------------------------------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care, "A", 4.5%, 2006                                              240,000                    242,839
---------------------------------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities (Martin Memorial Medical Center), "B",
  5.25%, 2008                                                                                  800,000                    837,888
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (MA Biomedical Research Corp.), "C",
  5.75%, 2006                                                                                  260,000                    269,987
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical
  Center), "F", 5%, 2009                                                                       235,000                    249,286
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health),
  "E", 4.5%, 2005                                                                              135,000                    136,231
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Covenant Health),
  5%, 2007                                                                                     140,000                    144,810
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), "D",
  4.8%, 2006                                                                                   600,000                    598,824
---------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Crittenton Hospital), "A", 5.5%, 2013                310,000                    339,143
---------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Genesys Health System), ETM, 5.5%, 2007              750,000                    809,160
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities (SW Mississippi Medical), 5%, 2014                 500,000                    512,155
---------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities (Baptist Medical Center), "C", FSA,
  5.15%, 2005                                                                                  250,000                    254,308
---------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
  "A-2", MBIA, 0% to 2007, 5% to 2015, 1%, 2015                                              2,540,000                  2,404,262
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Catholic Medical Center), "A",
  3.25%, 2005                                                                                  265,000                    265,379
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Catholic Medical Center), "A",
 3.6%, 2006                                                                                    250,000                    249,823
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Covenant Health), 5%, 2014                      1,030,000                  1,099,257
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Exeter Hospital), 4.6%, 2007                      395,000                    408,473
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma State Development Finance Authority (Unity Health Center), 5%, 2013                   875,000                    919,494
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Hospital & High Education (Children's Hospital), "E", MBIA,
  5%, 2032                                                                                     750,000                    792,330
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building, Hospital Financing (Lifespan Obligations
  Group), 5.75%, 2010                                                                          250,000                    270,748
---------------------------------------------------------------------------------------------------------------------------------
Richardson, TX, Hospital Authority Rev., Refunding & Improvement, (Richardson
  Regional), 5%, 2008                                                                          975,000                  1,024,423
---------------------------------------------------------------------------------------------------------------------------------
Saratoga County, NY, Industrial Development Agency Facilities Rev. (Saratoga
  Hospital), "A", 5%, 2014                                                                     205,000                    218,594
---------------------------------------------------------------------------------------------------------------------------------
Scranton-Lackawanna, PA, Health & Welfare (Community Medical Center), MBIA,
  5.25%, 2006                                                                                  935,000                    970,147
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs Economic Development Hospital Facilities Rev. (Palmetto Health
  Alliance), "A", 4.25%, 2005                                                                  290,000                    291,453
---------------------------------------------------------------------------------------------------------------------------------
South Dakota Health & Educational (Prairie Lakes Health Care Systems), 3.1%, 2005              215,000                    215,120
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service, "B", MBIA, 6%, 2007                                    675,000                    725,686
---------------------------------------------------------------------------------------------------------------------------------
St. Cloud, MN (St. Cloud Hospital), FSA, 5.5%, 2006                                            260,000                    269,357
---------------------------------------------------------------------------------------------------------------------------------
Steubenville, OH (Trinity Hospital), 5.7%, 2010                                                220,000                    241,419
---------------------------------------------------------------------------------------------------------------------------------
Sullivan County, TN, Health Educational & Housing Facilities Board Rev. (Wellmont
  Health Systems), 4%, 2005                                                                    500,000                    503,175
---------------------------------------------------------------------------------------------------------------------------------
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 4.5%, 2006           500,000                    507,155
---------------------------------------------------------------------------------------------------------------------------------
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 5%, 2007             500,000                    520,830
---------------------------------------------------------------------------------------------------------------------------------
Waco, TX, Health Facilities Development Corp. (Ascension Health), "A", 5.5%, 2009              250,000                    274,255
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority (Charleston Medical Center), 6.5%, 2005                20,000                     20,446
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority (Charleston Medical Center), ETM,
  6.5%, 2005                                                                                    80,000                     82,033
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.),
  5%, 2006                                                                                      65,000                     66,709
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.),
  5.25%, 2012                                                                                  610,000                    639,896
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.),
  5.25%, 2013                                                                                  645,000                    672,103
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan
  Services), 5%, 2007                                                                          260,000                    273,047
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    34,512,922
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), "B", 3.75%, 2034       $     735,000            $       736,426
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 0%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev. (U.S. Airways), MBIA, 5%, 2006                         $      50,000            $        51,717
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.
 "B-2", 4.75%, 2033                                                                      $     330,000            $       343,530
---------------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund Limited Rev. (Dow Chemical Co.
 4.6%, 2014                                                                                    350,000                    367,259
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       710,789
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Community Development Authority, Solid Waste Facilities Rev.
  (Republic Services, Inc.), "A", 4.95%, 2012                                            $     250,000            $       264,953
---------------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund (Waste Management, Inc.), 3.75%, 2027                                  500,000                    504,390
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority (Waste Management, Inc.) "A",
  5.3%, 2015                                                                                 1,000,000                  1,054,710
---------------------------------------------------------------------------------------------------------------------------------
State of Ohio Solid Waste Rev. (Republic Services), 4.25%, 2033                              1,000,000                    993,210
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,817,263
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Rev. (Anheuser Busch), 5.1%, 2012                $     375,000            $       407,093
---------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010              610,000                    631,057
---------------------------------------------------------------------------------------------------------------------------------
Fort Bend County, TX, Industrial Development (Frito Lay, Inc.), 3%, 2011                       575,000                    578,433
---------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Airport Authority Rev. Special Facilities (Fed Ex Corp.),
  5.1%, 2017                                                                                 1,320,000                  1,416,571
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing (Amtrak), "A", 6%, 2006                            100,000                    103,211
---------------------------------------------------------------------------------------------------------------------------------
Utah County, UT, Environmental Improvement Rev. (USX Corp.), 5.05%, 2017                       300,000                    327,477
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,463,842
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Courtland, AL, Industrial Development Board Environmental Improvement Rev.
  (International Paper Co. "A", 5%, 2013                                                 $     750,000            $       796,305
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority (International Paper Co.
  5.3%, 2012                                                                                   570,000                    616,085
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority (International Paper Co.
 "A", 5.25%, 2010                                                                              250,000                    269,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,681,490
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Arizona Tourism & Sports Authority, Tax Rev. (Multipurpose Stadium), "A", MBIA,
  5%, 2010                                                                               $   1,000,000            $     1,099,710
---------------------------------------------------------------------------------------------------------------------------------
George L. Smith II, GA, World Congress Center Authority Rev. (Domed Stadium),
  MBIA, 6%, 2011                                                                             1,000,000                  1,120,540
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,220,250
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia Tax, Manadrin Oriental, FSA, 0%, 2005                               $     600,000            $       593,052
---------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013##                                 545,000                    545,872
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. (Elgin School District), FSA, 0%, 2010             500,000                    422,275
---------------------------------------------------------------------------------------------------------------------------------
State of Kentucky Property & Buildings Commerce Rev. (Project Number 69), "A",
  FSA, 5.5%, 2011                                                                              500,000                    566,955
---------------------------------------------------------------------------------------------------------------------------------
State of Kentucky Property & Buildings Commerce Rev. (Project Number 74),
  5.25%, 2005                                                                                  500,000                    500,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,628,154
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Construction Loan Notes, "B", FSA,
  3.15%, 2008                                                                            $   1,000,000            $       999,970
---------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, "II", 4.35%, 2007                                     175,000                    179,487
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia PA, Housing Authority, "A", FSA, 5%, 2008                                         500,000                    541,345
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,720,802
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., First Series, 5%, 2007                                          $   1,000,000            $     1,056,130
---------------------------------------------------------------------------------------------------------------------------------
Monroe, LA, Sales & Use Tax Rev., FGIC, 5.75%, 2011                                            845,000                    966,866
---------------------------------------------------------------------------------------------------------------------------------
Spokane, WA, Public Facilities District Hotel, "A", MBIA, 5.75%, 2012                          425,000                    484,823
---------------------------------------------------------------------------------------------------------------------------------
State of California, Economic Recovery, "B", 5%, 2023                                          745,000                    799,258
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,307,077
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE - LOCAL - 0%
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, "C", GNMA, 5.4%, 2010                                                       $       5,000            $         5,217
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-3", 6.3%, 2012                             $     100,000            $       101,246
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.7%, 2016                                    55,000                     56,118
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 8.4%, 2021                                    50,000                     50,568
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, "A-3", 7.25%, 2010                                        80,000                     80,400
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, "A", MBIA, 5.35%, 2010                                   230,000                    237,700
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority, "F", 3.7%, 2010                                       620,000                    618,481
---------------------------------------------------------------------------------------------------------------------------------
Ohio Housing Finance Agency, Single Family Mortgage Rev., Residential Mortgage
  Backed, "A-1", GNMA, 5.45%, 2006                                                              50,000                     50,943
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Development Authority Rev. (Lease Purchase Program), "A",
  5.1%, 2005                                                                                   200,000                    203,030
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Single Family Rev., Mortgage Homeownership,
  GNMA, 7.6%, 2015                                                                             120,000                    128,563
---------------------------------------------------------------------------------------------------------------------------------
South Dakota Housing Development Authority, Homeownership Mortgage,
  "A", 4.15%, 2007                                                                             300,000                    303,060
---------------------------------------------------------------------------------------------------------------------------------
South Dakota Housing Development Authority, Homeownership Mortgage, "D",
  4.9%, 2008                                                                                   550,000                    572,363
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Housing & Economic Development Authority Rev., "A", AMBAC, 4.9%, 2005                160,000                    162,166
---------------------------------------------------------------------------------------------------------------------------------
Wyoming Community Development Authority, Housing Rev., "4", 5%, 2006                           600,000                    613,566
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,178,204
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation Rev., "VII", 4.75%, 2007                            $     500,000            $       513,150
---------------------------------------------------------------------------------------------------------------------------------
Detroit, MI, Economic Development Corp., "A", AMBAC, 3.8%, 2005                                275,000                    276,158
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery Rev. (Semass
  Systems), "B", MBIA, 5.625%, 2012                                                            400,000                    451,244
---------------------------------------------------------------------------------------------------------------------------------
Niagara County, NY, Industrial Developement Agency, Solid Waste Disposal Rev.,
  (American Ref-fuel), "C", 5.625%, 2024                                                       300,000                    322,101
---------------------------------------------------------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority Rev. (Ogden Martin Systems),
  5.9%, 2005                                                                                   500,000                    506,890
---------------------------------------------------------------------------------------------------------------------------------
Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5%, 2010                                          400,000                    439,548
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,509,091
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University), MBIA, 5.25%, 2011                   $   1,270,000            $     1,426,832
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 10.3%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Public School & College, "C", FSA, 4.5%, 2009                                    $   1,000,000            $     1,067,140
---------------------------------------------------------------------------------------------------------------------------------
Alaska Certificates of Participation (Alaska Psychiatric Institute), AMBAC, 4%, 2006           500,000                    510,825
---------------------------------------------------------------------------------------------------------------------------------
Arizona Certificates of Participation, "A", MBIA, 5%, 2006                                     500,000                    516,325
---------------------------------------------------------------------------------------------------------------------------------
Columbia, SC, Certificates of Participation, Tourism Development Fee Pledge,
  AMBAC, 5%, 2011                                                                              650,000                    721,624
---------------------------------------------------------------------------------------------------------------------------------
Columbus, IN, Multi School Building, FSA, 5%, 2010                                             725,000                    791,751
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Certificates of Participation, AMBAC, 5.25%, 2008                      1,500,000                  1,607,670
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "B"
  Enhanced, 5.25%, 2016                                                                      2,335,000                  2,355,968
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "B"
  Enhanced, 5.5%, 2018                                                                       1,120,000                  1,168,070
---------------------------------------------------------------------------------------------------------------------------------
Hampton, VA, Museum Rev., 5%, 2014                                                             760,000                    826,568
---------------------------------------------------------------------------------------------------------------------------------
Indiana Bond Bank Rev., "A", AMBAC, 5.3%, 2007                                                 350,000                    369,229
---------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN (Public Improvement Bond Bank), "A", 5.25%, 2006                              275,000                    283,014
---------------------------------------------------------------------------------------------------------------------------------
Michigan Building Authority Rev., "II", FSA, 5%, 2007++++                                    1,500,000                  1,610,475
---------------------------------------------------------------------------------------------------------------------------------
Mishawaka, IN, School Building, AMBAC, 4.5%, 2007                                              320,000                    332,352
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Building Authority, 5.5%, 2006                                                    1,000,000                  1,041,950
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, "A", MBIA, 5%, 2009                                 500,000                    544,470
---------------------------------------------------------------------------------------------------------------------------------
New Jersey State Transit Corp. (Federal Transit Administration Grants), "B", AMBAC,
  5.5%, 2007                                                                                   650,000                    695,832
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., "A", MBIA, 5.25%, 2009                                    1,000,000                  1,100,810
---------------------------------------------------------------------------------------------------------------------------------
New York Tobacco Settlement Financing Corp., "A-1", 5.25%, 2012                              1,000,000                  1,034,990
---------------------------------------------------------------------------------------------------------------------------------
New York Tobacco Settlement Financing Corp., "B-1", 5.25%, 2013                              1,000,000                  1,071,370
---------------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp. Rev., "A", 5.125%, 2015                                       675,000                    748,568
---------------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp. Rev., Correctional Capital, "A", AMBAC, 5.4%, 2006          1,000,000                  1,029,150
---------------------------------------------------------------------------------------------------------------------------------
Ohio Building Authority (Adult Correctional Building), "A", 5.75%, 2008                        425,000                    464,274
---------------------------------------------------------------------------------------------------------------------------------
Ohio Building Authority (Adult Correctional Building), FSA, 5%, 2009                         1,290,000                  1,401,224
---------------------------------------------------------------------------------------------------------------------------------
Ohio Building Authority (State Facilities Administration Building), "A",
  5.375%, 2009++++                                                                           1,000,000                  1,121,000
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Industrial Development Authority, Economic Development, AMBAC,
  5.25%, 2011                                                                                1,900,000                  2,133,453
---------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ (Civic Improvement Corp.), AMBAC, 5.5%, 2007                                       250,000                    266,228
---------------------------------------------------------------------------------------------------------------------------------
Prescott Valley, AZ, Municipal Property Corp., FGIC, 3.25%, 2007                               500,000                    507,605
---------------------------------------------------------------------------------------------------------------------------------
State of Oregon, Department Administrative Services, "A", AMBAC, 5.5%, 2008                    500,000                    545,465
---------------------------------------------------------------------------------------------------------------------------------
State of Utah, Building Ownership Authority Lease Rev., "A", FSA, 0%, 2005                     685,000                    680,986
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Judicial Facilities (John P. Cohalan Complex), AMBAC,
  5.75%, 2011                                                                                  160,000                    180,163
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    26,728,549
---------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, "E", AMBAC, 4.5%, 2009                    $      85,000            $        87,859
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Motor Fuel Tax Rev., AMBAC, 6.125%, 2009                                    $     500,000            $       561,565
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Excise Tax, "A", FSA, 5.25%, 2008                                    250,000                    272,043
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tax Increment (Galary Place), FSA, 4%, 2006                              370,000                    378,055
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., Cigarette Tax, 5.375%, 2015                  2,730,000                  2,957,955
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, "A", 5%, 2013           200,000                    216,182
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, "A", 5%, 2014           250,000                    269,858
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, "C", 5.5%, 2005                                     1,000,000                  1,018,320
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,673,978
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Birmingham Jefferson, AL, Civic, "A", FSA, 5.25%, 2007                                   $   1,250,000            $     1,315,175
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Tax Increment, Allocation Capital Appreciation Central, "A",
  AMBAC, 0%, 2006                                                                            1,000,000                    955,090
---------------------------------------------------------------------------------------------------------------------------------
Lewisville, TX, Combination Contract Rev., Special Assesment (Castle Hills
  Number 3), 4.125%, 2031                                                                      500,000                    515,065
---------------------------------------------------------------------------------------------------------------------------------
Omaha, NE, Special Obligations (Riverfront Redevelopment), "A", 4.125%, 2008                   285,000                    297,443
---------------------------------------------------------------------------------------------------------------------------------
Washington, DC, Convention Center Authority, Dedicated Tax Rev., AMBAC, 4.75%, 2005            345,000                    350,893
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,433,666
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia Tobacco Settlement, Asset Backed Bonds, 5.2%, 2008                  $     450,000            $       462,803
---------------------------------------------------------------------------------------------------------------------------------
Golden State Tobacco Securitization, "A", 5%, 2021                                             995,000                  1,001,169
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Financing Corp., 4.375%, 2019                                    250,000                    249,708
---------------------------------------------------------------------------------------------------------------------------------
Southern California Tobacco Settlement Authority, 5.25%, 2027                                  205,000                    204,520
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,918,200
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
State of Texas Turnpike Authority, Central Turnpike Systems Rev., 5%, 2007               $   1,000,000            $     1,054,530
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Arizona State Transportation Board Highway Rev., 5%, 2006                                $     550,000            $       570,257
---------------------------------------------------------------------------------------------------------------------------------
Colorado Department of Transportation Rev., AMBAC, 6%, 2008                                    235,000                    260,589
---------------------------------------------------------------------------------------------------------------------------------
Du Page County, IL, Transportation Rev., FSA, 5.5%, 2011                                     1,000,000                  1,126,960
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund Authority, Transportation Systems, "B",
  5.25%, 2014                                                                                1,000,000                  1,125,350
---------------------------------------------------------------------------------------------------------------------------------
New Mexico State Highway Commission, "A", 5.5%, 2006                                           430,000                    448,456
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, Highway & Bridge Trust Fund, "A", FGIC, 5.25%, 2010              1,000,000                  1,110,840
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, Highway & Bridge Trust Fund, "C", FGIC, 5.5%, 2006               1,200,000                  1,244,556
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Turnpike Authority, Turnpike Rev., "A", FGIC, 5.5%, 2007                            1,000,000                  1,057,740
---------------------------------------------------------------------------------------------------------------------------------
Virginia Commonwealth Tranportation Board Rev. (U.S. Rte 58 Corridor
  Development), "B", 5.25%, 2009++++                                                         1,500,000                  1,668,990
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,613,738
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Auburn University, AL, University Rev., AMBAC, 5%, 2006                                  $     255,000            $       262,867
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia Rev. (Gonzaga College High School), FSA, 5%, 2012                         500,000                    550,630
---------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Art Institute Chicago), 3.35%, 2009          1,550,000                  1,540,623
---------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Augustana College), "A", 4%, 2006              615,000                    621,187
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Massachusetts College of Pharmacy),
  "C", 5%, 2007                                                                                475,000                    491,768
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Western New England College), 4%, 2008               560,000                    556,640
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014                 150,000                    157,322
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational (Massachusetts Institute of Technology), "K",
  5.25%, 2012                                                                                  375,000                    423,506
---------------------------------------------------------------------------------------------------------------------------------
Northern Arizona University Rev., FGIC, 4%, 2005                                               500,000                    503,235
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Educational Building (Johnson & Wales), XLCA, 5%, 2010                 2,265,000                  2,476,619
---------------------------------------------------------------------------------------------------------------------------------
Southeast Missouri State University, MBIA, 5.625%, 2010                                        250,000                    281,405
---------------------------------------------------------------------------------------------------------------------------------
Texas A&M University Rev., Financing Systems, 2.5%, 2006                                       750,000                    751,493
---------------------------------------------------------------------------------------------------------------------------------
Texas Public Finance Authority Rev., Southern University Financing Systems, MBIA,
  5%, 2007                                                                                     500,000                    531,980
---------------------------------------------------------------------------------------------------------------------------------
University of Arizona Rev. (Refunding Systems), FSA, 5%, 2006                                  570,000                    589,768
---------------------------------------------------------------------------------------------------------------------------------
University of Arizona Rev. (Refunding Systems), FSA, 5.25%, 2010                             1,000,000                  1,113,110
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas Rev., Athletic Facility (Razorback Stadium), FSA, 3.55%, 2021           500,000                    510,120
---------------------------------------------------------------------------------------------------------------------------------
University of Texas, Permanent University Fund, "A", 5%, 2009                                  580,000                    629,080
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    11,991,353
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., FGIC, 5.25%, 2029                                     $   1,000,000            $     1,111,600
---------------------------------------------------------------------------------------------------------------------------------
Private Colleges & University Authority (Mercer Housing Corp.), "A", 6%, 2005                   70,000                     70,536
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,182,136
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education (Derryfield School), 6.5%, 2010                         $     125,000            $       127,694
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX (TXU Energy Co. "D", 5.4%, 2029                               $     780,000            $       845,247
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev.
  (Pacific Gas & Electric) "A", FGIC, 3.5%, 2023                                             1,000,000                  1,010,680
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority Rev. (VEPCO), 5.25%, 2008                     250,000                    257,455
---------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Pollution Control Rev. (Southern California Edison), 3.25%, 2031             500,000                    491,910
---------------------------------------------------------------------------------------------------------------------------------
Hillsborough County, FL (Tampa Electric Co. 4%, 2025                                           500,000                    508,435
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority (Peoples Gas), "B", AMBAC, 3.05%, 2033                1,000,000                  1,003,870
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Pollution Control Rev. (Commonwealth Edison
  Co. "B", AMBAC, 4.4%, 2006                                                                   500,000                    517,035
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Pollution Control Rev. (Illinois Power),
  AMBAC, 7.375%, 2006++++                                                                      580,000                    632,281
---------------------------------------------------------------------------------------------------------------------------------
Lawrenceburg, IN, Pollution Control Rev. (Indiana, MI, Power Co.
 "F", 2.625%, 2019                                                                             775,000                    771,303
---------------------------------------------------------------------------------------------------------------------------------
Louisa, VA, Industrial Development Authority, Solid Waste & Sewer Disposal
  (VEPCO), "A", 2.3%, 2031                                                                   1,000,000                    983,810
---------------------------------------------------------------------------------------------------------------------------------
Madison, WI, Industrial Development Rev. (Madison Gas & Electric Co.
 "B", 4.875%, 2027                                                                             420,000                    450,505
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authortity, Pollution Control Rev. (United
  Illuminating), 3.65%, 2027                                                                 1,000,000                  1,001,810
---------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Coal Rev. (Dominion Term Assoc.), 3.3%, 2033                    775,000                    779,232
---------------------------------------------------------------------------------------------------------------------------------
State of Ohio, Air Quality Development Authority Rev. (Ohio Edison), "A", 2.25%, 2033        1,250,000                  1,244,888
---------------------------------------------------------------------------------------------------------------------------------
Wilsonville, AL, Industrial Development Pollution Control Rev. (Southern Electric),
  "A", AMBAC, 4.2%, 2019                                                                       500,000                    508,785
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    11,007,246
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 9.3%
---------------------------------------------------------------------------------------------------------------------------------
Alaska Municipal Bond Bank Authority Rev., "A", AMBAC, 5.75%, 2006                       $     325,000            $       344,165
---------------------------------------------------------------------------------------------------------------------------------
Clallam County, WA, Public Utilities District, FSA, 5%, 2008                                   400,000                    426,624
---------------------------------------------------------------------------------------------------------------------------------
Clark County, WA, Public Utilities District 1, AMBAC, 5.25%, 2008                            1,380,000                  1,481,458
---------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Utilities Systems Rev., FSA, 4%, 2007                                      480,000                    496,771
---------------------------------------------------------------------------------------------------------------------------------
Cowlitz County, WA, Public Utilities Distribution Systems, AMBAC, 5.25%, 2008                  500,000                    542,125
---------------------------------------------------------------------------------------------------------------------------------
Dalton, GA, Utilities Rev., FSA, 6%, 2012                                                      500,000                    585,160
---------------------------------------------------------------------------------------------------------------------------------
Delaware Municipal Electric Corp., AMBAC, 5%, 2008                                             500,000                    538,240
---------------------------------------------------------------------------------------------------------------------------------
Energy Northwest, Washington Wind, Project Rev., 5%, 2011                                      280,000                    309,509
---------------------------------------------------------------------------------------------------------------------------------
Energy Northwest, Washington Wind, Project Rev., 5%, 2012                                      560,000                    619,018
---------------------------------------------------------------------------------------------------------------------------------
Energy Northwest, Washington Wind, Project Rev., 5%, 2013                                      280,000                    311,228
---------------------------------------------------------------------------------------------------------------------------------
Kissimmee, FL, Utility Authority Electric, AMBAC, 5%, 2011                                     500,000                    553,900
---------------------------------------------------------------------------------------------------------------------------------
Long Island Power Authority, NY, Electric Systems Rev., "A", 5%, 2009                        1,100,000                  1,177,088
---------------------------------------------------------------------------------------------------------------------------------
Lower Colorado River Authority, TX, Rev., "A", MBIA, 5%, 2011                                  500,000                    551,735
---------------------------------------------------------------------------------------------------------------------------------
Lower Colorado River Authority, TX, Rev., "F", FSA, 5.5%, 2008                                 600,000                    653,208
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Devens Electrical Systems), 5.125%, 2011             185,000                    194,496
---------------------------------------------------------------------------------------------------------------------------------
Michigan Public Power Agency Rev. (Belle River), "A", MBIA, 5.25%, 2008                        500,000                    537,490
---------------------------------------------------------------------------------------------------------------------------------
Muscatine, IA, Electric Rev., "A", AMBAC, 5.5%, 2010                                         1,000,000                  1,115,280
---------------------------------------------------------------------------------------------------------------------------------
Nebraska Public Power District Rev., "B", AMBAC, 4%, 2007                                      695,000                    715,245
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency Catawba, "A", MBIA, 5.5%, 2013                   500,000                    551,130
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency Catawba, MBIA, 5.25%, 2007                               500,000                    527,125
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, "A", 5.5%, 2010                                         750,000                    812,895
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Gas Works Rev., FSA, 4%, 2006                                              1,000,000                  1,020,240
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "OO", CIFG, 5%, 2013                              1,000,000                  1,116,940
---------------------------------------------------------------------------------------------------------------------------------
Salt River, AZ, Agricultural Improvement (Salt River), "A", 5%, 2011                           500,000                    552,360
---------------------------------------------------------------------------------------------------------------------------------
Salt River, AZ, Agricultural Improvement (Salt River), "A", 5%, 2012                           600,000                    666,078
---------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, Electric & Gas Rev., 5.8%, 2006                                               355,000                    367,219
---------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Municipal Light & Power Rev., FSA, 5.25%, 2007                                  1,000,000                  1,056,160
---------------------------------------------------------------------------------------------------------------------------------
Snohomish County, WA, Public Utility 1, "B", FSA, 5.25%, 2008                                1,000,000                  1,089,820
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "A", FSA, 4.5%, 2008                                  500,000                    527,755
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "D", 5%, 2007                                         500,000                    523,655
---------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority (San Juan), "A", FSA, 5.375%, 2012                  595,000                    678,211
---------------------------------------------------------------------------------------------------------------------------------
State of California, Department Water Resources, Power Supply Rev., "A", 5.5%, 2010            600,000                    668,256
---------------------------------------------------------------------------------------------------------------------------------
State of California, Department Water Resources, Power Supply Rev., "A", FSA,
  5.25%, 2011                                                                                1,000,000                  1,126,600
---------------------------------------------------------------------------------------------------------------------------------
Tacoma, WA, Electric Systems Rev., "A", FSA, 5.5%, 2011                                        500,000                    560,900
---------------------------------------------------------------------------------------------------------------------------------
Tacoma, WA, Electric Systems Rev., AMBAC, 6%, 2006                                           1,125,000                  1,162,811
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    24,160,895
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - OTHER - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Brownsville, TX, Utility Systems Rev., AMBAC, 6.25%, 2011                                $   1,000,000            $     1,178,300
---------------------------------------------------------------------------------------------------------------------------------
Edmond, OK, Public Works Authority, Sales Tax & Utility System Rev., AMBAC,
  4.5%, 2008                                                                                   500,000                    529,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,708,100
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 7.1%
---------------------------------------------------------------------------------------------------------------------------------
Allentown, PA, Water Rev. Guaranteed, AMBAC, 5%, 2011                                    $     925,000            $     1,023,476
---------------------------------------------------------------------------------------------------------------------------------
Columbus, IN, Waterworks Rev., MBIA, 3.5%, 2005                                                500,000                    500,265
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Development Authority Rev., Cauley Creek Water Facilities, "A",
  AMBAC, 4.4%, 2008                                                                            490,000                    513,662
---------------------------------------------------------------------------------------------------------------------------------
Glendale, AZ, Water & Sewer Rev., AMBAC, 5%, 2014                                              725,000                    805,294
---------------------------------------------------------------------------------------------------------------------------------
Harrison County, MS, Wastewater Treatment Facilities, "A", FGIC, 5.5%, 2011                    400,000                    450,516
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Utilities Systems Rev., MBIA, 5.25%, 2014                                       1,485,000                  1,681,837
---------------------------------------------------------------------------------------------------------------------------------
King County, WA, Sewer Rev., FGIC, 5.25%, 2012                                                 750,000                    838,223
---------------------------------------------------------------------------------------------------------------------------------
Luzerne County, PA, Industrial Development Authority, Water Facility Rev.
  (Pennsylvania-American Water Co. AMBAC, 3.6%, 2033                                         1,000,000                  1,009,250
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, Water & Sewer Rev.,
  FGIC, 6.5%, 2010                                                                           1,000,000                  1,157,200
---------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Combined Sewer Districts, "G", MBIA, 5.35%, 2009                          1,000,000                  1,094,710
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Water & Wastewater, "93", MBIA, 5.5%, 2007                                 1,105,000                  1,182,792
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Water & Wastewater, FSA, 5.625%, 2008                                        595,000                    650,430
---------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ, Civic Improvement Corp., FGIC, 4.5%, 2007                                         200,000                    209,252
---------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ, Civic Improvement Corp., FGIC, 5.25%, 2009                                        255,000                    280,638
---------------------------------------------------------------------------------------------------------------------------------
Rock Hill, SC, Utility Systems Rev., "A", FSA, 5%, 2010                                        750,000                    822,315
---------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Water Systems Rev., "B", 5%, 2008                                                 475,000                    509,561
---------------------------------------------------------------------------------------------------------------------------------
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013                                             690,000                    778,893
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Waterworks Rev., Junior Lien, FSA, 5%, 2007                                   500,000                    529,595
---------------------------------------------------------------------------------------------------------------------------------
State of Kansas, Developement Finance Authority Rev., Water Pollution Control
  Revolving Fund, 5%, 2008                                                                     500,000                    536,120
---------------------------------------------------------------------------------------------------------------------------------
Tarrant Regional Water District, Texas Water, FSA, 4%, 2007                                    500,000                    515,495
---------------------------------------------------------------------------------------------------------------------------------
Truckee Meadows, NV, Water Authority, "A", FSA, 5.5%, 2011                                   1,000,000                  1,137,283
---------------------------------------------------------------------------------------------------------------------------------
Utah Water Finance Agency Rev., "A", AMBAC, 5%, 2012                                           500,000                    554,250
---------------------------------------------------------------------------------------------------------------------------------
Wilkinsburg, PA, Joint Water, "B", FSA, 4.75%, 2010                                          1,260,000                  1,368,196
---------------------------------------------------------------------------------------------------------------------------------
Wilsonville, OR, Water Systems Rev., MBIA, 5%, 2010                                            300,000                    330,414
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    18,479,667
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $249,489,257)                                                               $ 256,067,631
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge Rev., "A", 1.79%, due 2/03/05            $   2,500,000            $     2,500,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A", 1.83%,
  due 2/03/05                                                                                  100,000                    100,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Warrants, "B-4", 1.83%, due 2/03/05                          100,000                    100,000
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Higher Educational Facilities Authority Rev., Capital Assets
  Program, "D", 1.9%, due 2/01/05                                                              500,000                    500,000
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev., Pooled Hospital Loan Program,
  1.92%, due 2/04/05                                                                         1,000,000                  1,000,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 1.86%, due 2/03/05                                70,000                     70,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                                                $   4,270,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $253,759,257)                                                                   $ 260,337,631
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.2)%                                                                                  (501,511)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                 $ 259,836,120
---------------------------------------------------------------------------------------------------------------------------------

++++ Refunded bond.
  ## SEC Rule 144A restriction.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM = Escrowed to Maturity.

Insurers

AMBAC = AMBAC Indemnity Corp.
ASST GTY = Asset Guaranty Insurance Co.
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GNMA = Government National Mortgage Assn.
MBIA = Municipal Bond Investors Corp.
PSF = Permanent School Fund
Q-SBLF = Qualified School Board Loan Fund
XLCA = XL Capital Insurance Co.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL LIMITED MATURITY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $253,755,498
                                                ============
Gross unrealized appreciation                   $  6,704,606
Gross unrealized depreciation                       (122,473)
                                                ------------
Net unrealized appreciation (depreciation)      $  6,582,133
                                                ============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
---------------
Interest Rate Swaps
-------------------


                                Notional Principal                                                          Unrealized
                                Amount of             Cash Flows Paid             Cash Flows                Appreciation
Expiration                      Contract              by the fund                 Received by the fund     (Depreciation)
--------------------------------------------------------------------------------------------------------------------------
2/16/2012             USD       14,000,000             Fixed - 7 year BMA         Floating - 7 day BMA
                                                      Swap Index, (3.474%)        Swap Index               $ (150,359)

4/20/2015             USD        2,600,000             Fixed - 10 year BMA        Floating - 7 day BMA
                                                       Swap Index, (3.568%)       Swap Index                   (6,073)

6/15/2015             USD       10,000,000             Fixed - 10 year BMA        Floating - 7 day BMA
                                                      Swap Index, (4.3059%)       Swap Index                 (578,340)
                                                                                                           ----------
                                                                                                           $ (734,772)
                                                                                                           ==========

At January 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 1/31/05

MFS(R) Intermediate
Investment Grade Bond Fund


[graphic omitted]

                                                           [logo] M F S(RM)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Intermediate Investment Grade Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2005

ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 93.6%
---------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.625%, 2008                                         $   1,030,000            $     1,037,768
---------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 4.75%, 2010                                                              1,000,000                  1,012,770
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,050,538
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                                 $   1,260,000            $     1,410,007
---------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7%, 2006                                                               280,000                    290,530
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,700,537
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2012                                                    $     357,664            $       348,071
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2019                                                        71,671                     70,579
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       418,650
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 4.25%, 2008##                                                        $   1,700,000            $     1,709,041
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 17.3%
---------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007##                                                      $   1,200,000            $     1,185,948
---------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 5.37%, 2008                                          340,609                    344,102
---------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                                        2,000,000                  2,006,003
---------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.177%, 2005                                             537,597                    536,385
---------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.027%, 2033                                             416,932                    416,084
---------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                                              992,878                    989,300
---------------------------------------------------------------------------------------------------------------------------------
Argent Securities, Inc., 2.8%, 2033                                                          1,328,680                  1,324,189
---------------------------------------------------------------------------------------------------------------------------------
Brascan Real Estate, 4.27%, 2040##                                                             418,000                    418,000
---------------------------------------------------------------------------------------------------------------------------------
Brazilian Diversified Payment Rights, 2.71%, 2008##                                            500,000                    500,000
---------------------------------------------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011##                                    310,000                    311,550
---------------------------------------------------------------------------------------------------------------------------------
CNH Equipment Trust, 4.3%, 2008                                                                  2,264                      2,265
---------------------------------------------------------------------------------------------------------------------------------
CNH Equipment Trust, 2.73%, 2016                                                                 1,062                      1,062
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                                                       83,985                     83,985
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                                                      146,581                    144,795
---------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                                               150,000                    159,861
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                                                    295,000                    297,243
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                                                    600,000                    590,812
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                                                  1,000,000                    988,378
---------------------------------------------------------------------------------------------------------------------------------
Caterpillar Financial Asset Trust, 3.15%, 2008                                                  67,872                     67,912
---------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust, 3.9%, 2024                                                      276,000                    275,635
---------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.37%, 2029                                        202,349                    212,697
---------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                                               500,000                    518,199
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.8%, 2006                                                13,050                     13,043
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                                               30,000                     31,879
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                            1,070,000                  1,185,056
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, 0.8688%, 2032^^##                                           5,455,046                    266,717
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., 6.78%, 2009                              520,000                    567,758
---------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.9064%, 2005^^                                                 100,000                        125
---------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.95%, 2010                                                   1,000,000                  1,125,096
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                        776,382                    822,923
---------------------------------------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.77%, 2008##                                                    400,000                    399,352
---------------------------------------------------------------------------------------------------------------------------------
Drivetime Auto Owner Trust, 1.918%, 2008##                                                     700,000                    692,891
---------------------------------------------------------------------------------------------------------------------------------
E*TRADE RV & Marine Trust, 3.62%, 2018                                                         912,000                    910,941
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010##                                                      327,111                    344,615
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.5377%, 2023^^                                                   1,124,666                    199,856
---------------------------------------------------------------------------------------------------------------------------------
First Auto Receivables Group Trust, 2.436%, 2007##                                             650,000                    646,405
---------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, 0.9651%, 2043^^##                       8,378,223                    393,900
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.38%, 2029                             357,616                    378,691
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 6.65%, 2029                           1,170,884                  1,240,824
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3.108%, 2035                                                                      750,000                    745,468
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                             1,600                      1,616
---------------------------------------------------------------------------------------------------------------------------------
Holmes Financing PLC, 3.38%, 2040                                                              470,000                    470,992
---------------------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                                                        400,000                    401,221
---------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, 2.95%, 2012                                                   37,426                     37,509
---------------------------------------------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust, 2.8%, 2007##                                                   168,904                    168,614
---------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.9%, 2006                                                         5,389                      5,390
---------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 2.33%, 2007                                                      730,758                    727,211
---------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                      135,000                    134,442
---------------------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, 2.9%, 2034                                                                  1,854,712                  1,855,561
---------------------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, 2.99%, 2034                                                                   927,356                    929,544
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030                                    630,000                    669,614
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 7.325%, 2031                                     10,472                     10,729
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2008                               1,000,000                  1,064,524
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 0.5352%, 2023^^                           7,488,939                    167,067
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                                  70,000                     76,830
---------------------------------------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, 2.841%, 2010                                                796,000                    783,687
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                                            387,091                    409,226
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 7.0477%, 2030                                          170,000                    182,056
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.48%, 2030                                                    500,000                    532,363
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.01%, 2030                                                        873                        881
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.0695%, 2031^^##                                            4,507,213                    147,880
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.663%, 2008                                                   264,051                    281,353
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.8641%, 2031^^                                              2,283,220                     51,486
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                                                   600,000                    638,650
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                             654,288                    712,756
---------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.476%, 2030                                                        500,000                    536,538
---------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., 4.423%, 2034                                                  1,100,000                  1,089,468
---------------------------------------------------------------------------------------------------------------------------------
NovaStar Mortgage Funding Trust, 2.82%, 2034                                                   740,000                    741,040
---------------------------------------------------------------------------------------------------------------------------------
PSEG Transition Funding LLC, 5.74%, 2007                                                         1,386                      1,391
---------------------------------------------------------------------------------------------------------------------------------
Peoples Choice Home Loan Securities Trust, 2.8287%, 2031                                     3,000,000                  3,000,000
---------------------------------------------------------------------------------------------------------------------------------
Permanent Financing PLC, 4.2%, 2005                                                            750,000                    752,804
---------------------------------------------------------------------------------------------------------------------------------
Putnam Structured Product Funding, 2.93%, 2008##                                               572,034                    572,033
---------------------------------------------------------------------------------------------------------------------------------
RMAC PLC, 2.67%, 2036##                                                                        420,000                    420,000
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.18%, 2027                                       1,500,000                  1,495,449
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.49%, 2029                                         169,910                    169,696
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 4.9708%, 2034                                     2,100,000                  2,096,547
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 2.7688%, 2035                                     2,621,286                  2,621,286
---------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.99%, 2022##                                                        1,000,000                    989,230
---------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.25%, 2032##                                                          500,000                    498,560
---------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 3.39%, 2033                                                            650,000                    634,556
---------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., 2.78%, 2034                                               1,173,084                  1,176,092
---------------------------------------------------------------------------------------------------------------------------------
Superannuation Members Home Loans Global Trust, 2.83%, 2029                                    222,504                    222,593
---------------------------------------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                                                     435,669                    460,247
---------------------------------------------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust, 2.87%, 2043                                               262,026                    262,419
---------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 2.48%, 2008                                                    1,000,000                    992,701
---------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                                                      520,000                    519,507
---------------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, 3.09%, 2010                                                     1,300,000                  1,286,506
---------------------------------------------------------------------------------------------------------------------------------
WFS Financial, Inc., 2.39%, 2007                                                               170,047                    169,652
---------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc., 3.177%, 2033                                                          450,000                    445,245
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    52,954,707
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Services North America LLC, 4.75%, 2008                                  $     750,000            $       762,604
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                                            2,600,000                  2,619,978
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.7%, 2010                                                            1,000,000                    996,937
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125%, 2006                                                  600,000                    609,820
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625%, 2009                                                2,500,000                  2,444,230
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                                                   433,000                    443,635
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 7.2%, 2011                                                               293,000                    294,002
---------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 7.96%, 2005                                                                        450,000                    455,907
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,627,113
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 7.6%
---------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                                           $     750,000            $       763,125
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                            1,250,000                  1,448,064
---------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55% to 2011, 5.75% to 2049##                                            1,170,000                  1,426,616
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                      324,000                    328,945
---------------------------------------------------------------------------------------------------------------------------------
Commercial Credit Co., 6.25%, 2008                                                             750,000                    796,982
---------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC, 3.625%, 2008                                                                 1,250,000                  1,241,991
---------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, 4.65% to 2049##                                     1,750,000                  1,899,606
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.125%, 2014                                                        1,500,000                  1,528,054
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013##                                                    42,000                     43,155
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                                                  1,017,000                  1,077,894
---------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, 6.07% to 2049##                                         1,005,000                  1,123,749
---------------------------------------------------------------------------------------------------------------------------------
National Westminster Bancorp, 7.75% to 2007, 4.41% to 2049                                     550,000                    597,904
---------------------------------------------------------------------------------------------------------------------------------
NationsBank Corp., 7.5%, 2006                                                                  125,000                    132,772
---------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 6.125%, 2006                                                      605,000                    627,294
---------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 3.875%, 2008                                                      750,000                    747,574
---------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.7%, 2009                                                      1,200,000                  1,219,192
---------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland, 8.817%, 2049                                                         1,310,000                  1,321,983
---------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, 5.522% to 2049##                                      1,844,000                  2,009,359
---------------------------------------------------------------------------------------------------------------------------------
Spintab AB, 7.5% to 2006, 5.36% to 2049                                                        175,000                    183,356
---------------------------------------------------------------------------------------------------------------------------------
Spintab AB, 7.5% to 2006, 5.36% to 2049##                                                      150,000                    158,479
---------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 10%, 2007+                                                             550,000                    595,375
---------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                             480,000                    540,470
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, 6.1% to 2049##                             717,000                    875,300
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 7.8%, 2010                                                                     250,000                    292,959
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 4.875%, 2014                                                                 1,150,000                  1,157,079
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.3%, 2028                                                                     700,000                    747,946
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.45%, 2011                                                                 200,000                    222,061
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    23,107,284
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., 5.85%, 2010                                          $   1,000,000            $     1,067,230
---------------------------------------------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., 6.75%, 2011                                                  4,000                      4,476
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 3.875%, 2008                                                         500,000                    492,134
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2010##                                                       400,000                    398,298
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                                         600,000                    578,058
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                           150,000                    194,321
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 7.25%, 2008                                                  750,000                    825,850
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,560,367
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Amvescap PLC, 4.5%, 2009##                                                               $     779,000            $       776,196
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.625%, 2008                                            43,000                     43,789
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.7%, 2009                                           1,460,000                  1,489,153
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.125%, 2010                                         1,002,000                    995,260
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                        1,650,000                  1,753,554
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 11.625%, 2005                                                  400,000                    409,314
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 3.95%, 2009                                                  2,300,000                  2,269,654
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                                       1,500,000                  1,566,381
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.8%, 2007                                                         675,000                    704,132
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                                                      1,000,000                    984,402
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    10,991,835
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                                     $   1,250,000            $     1,423,360
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375%, 2007                                          $   1,900,000            $     1,959,778
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5%, 2007                                                                     181,000                    186,041
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                                  350,000                    371,293
---------------------------------------------------------------------------------------------------------------------------------
Yara International A. S.A., 5.25%, 2014##                                                    2,700,000                  2,734,266
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,251,378
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                             $     525,000            $       592,507
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 5.8%, 2006                                                      533,000                    548,731
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,141,238
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICAL - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                              $     155,000            $       162,246
---------------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2010                                                                     790,000                    849,263
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,011,509
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Tenneco Packaging Corp., 7.2%, 2005                                                      $      80,000            $        82,388
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.15%, 2008                                                                $      12,000            $        12,837
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 5.25%, 2014##                                              $     800,000            $       818,801
---------------------------------------------------------------------------------------------------------------------------------
Korea Development Bank, 4.75%, 2009                                                            600,000                    609,730
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.375%, 2014                                               375,000                    419,062
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,847,593
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Banque Centrale de Tunisie, 7.375%, 2012                                                 $     590,000            $       677,762
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 9.5%, 2006+                                                           550,000                    591,937
---------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 9.125%, 2009                                                         750,000                    881,250
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 8.25%, 2010##                                                              700,000                    770,420
---------------------------------------------------------------------------------------------------------------------------------
State of Israel, 5.125%, 2014                                                                1,000,000                  1,006,710
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,928,079
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Anderson Exploration Ltd., 6.75%, 2011                                                   $     200,000            $       222,967
---------------------------------------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014                                                    1,400,000                  1,497,188
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                                               275,000                    280,189
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                                45,000                     45,478
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,045,822
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 5.9%, 2006                                                           $     925,000            $       948,662
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.99%, 2006                                                         $   1,150,000            $     1,163,443
---------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 5.625%, 2005                                                              1,129,000                  1,136,241
---------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 6.875%, 2012                                                                100,000                    113,582
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                 1,130,000                  1,172,593
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,585,859
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 8.25%, 2005                                                            $     400,000            $       407,228
---------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                                  784,000                    785,523
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 5.5%, 2007                                                       240,000                    247,671
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 4.125%, 2009                                                   1,100,000                  1,091,915
---------------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, 5.95% to 2049##                                   1,135,000                  1,306,201
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 7.5%, 2005                                                      15,000                     15,199
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.7%, 2007                                                     133,000                    145,820
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5%, 2007                                                     1,044,000                  1,073,596
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.5%, 2008                                                     450,000                    445,026
---------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 6.75%, 2011                                                                 20,000                     22,445
---------------------------------------------------------------------------------------------------------------------------------
Household Finance Corp., 4.75%, 2009                                                         2,800,000                  2,862,185
---------------------------------------------------------------------------------------------------------------------------------
Household Finance Corp., 7%, 2012                                                              170,000                    194,572
---------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 5.375%, 2013                                                                        400,000                    420,865
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     9,018,246
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875%, 2008##                                                    $     700,000            $       695,769
---------------------------------------------------------------------------------------------------------------------------------
Coca-Cola HBC Finance B.V., 5.125%, 2013                                                       550,000                    567,172
---------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 6%, 2012                                                                  750,000                    815,317
---------------------------------------------------------------------------------------------------------------------------------
Kellogg Co., 6%, 2006                                                                          205,000                    210,855
---------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4%, 2008                                                                    850,000                    848,443
---------------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 8.25%, 2011                                                                 960,000                  1,136,844
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,274,400
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%, 2012                                                          $     345,000            $       393,905
---------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 5.5%, 2005                                                                   243,000                    243,560
---------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 6.75%, 2012                                                                   80,000                     90,693
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       728,158
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007                                                              $     500,000            $       497,607
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                                                     3,000                      3,397
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       501,004
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.375%, 2006                                                            $     700,000            $       719,351
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing IV, 5.85%, 2006##                                        $     260,000            $       266,354
---------------------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 3.5%, 2009##                                                 1,250,000                  1,219,055
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 3.911%, 2005                                                                    300,000                    300,981
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.375%, 2012                                                                    300,000                    312,982
---------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 3.75%, 2008                                                        400,000                    396,498
---------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                                                       1,500,000                  1,520,226
---------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007##                                                        335,000                    363,795
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,379,891
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing IX, 5.1%, 2007##                                         $     375,000            $       385,178
---------------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XVIII, 3.85%, 2007##                                                   1,000,000                    999,215
---------------------------------------------------------------------------------------------------------------------------------
Allstate Corp., 7.2%, 2009                                                                     225,000                    253,890
---------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                       1,249,000                  1,278,756
---------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 4.7%, 2007                                            150,000                    152,640
---------------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.2%, 2008                                                                       930,000                    936,234
---------------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                                                     300,000                    305,779
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,311,692
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                                                 $     265,000            $       294,368
---------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 4.25%, 2005                                                    25,000                     25,080
---------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.5%, 2005                                                    800,000                    796,130
---------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.375%, 2006                                                  670,000                    661,639
---------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 3.25%, 2007                                                 1,600,000                  1,587,757
---------------------------------------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, 5.125%, 2007                                                     300,000                    309,467
---------------------------------------------------------------------------------------------------------------------------------
Province of Manitoba, 4.25%, 2006                                                              475,000                    482,277
---------------------------------------------------------------------------------------------------------------------------------
Province of New Brunswick, 3.5%, 2007                                                          500,000                    497,810
---------------------------------------------------------------------------------------------------------------------------------
Province of Ontario, 7%, 2005                                                                   80,000                     81,667
---------------------------------------------------------------------------------------------------------------------------------
Province of Ontario, 6%, 2006                                                                1,200,000                  1,232,828
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,969,023
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 2.57%, 2005                                          $     275,000            $       275,090
---------------------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 6.375%, 2005                                               400,000                    409,482
---------------------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                                               2,000,000                  1,936,322
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,620,894
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                                          $     460,000            $       475,490
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 5.25%, 2007                                                  $     650,000            $       667,875
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                                                         600,000                    692,366
---------------------------------------------------------------------------------------------------------------------------------
HCA Healthcare Co., 7.125%, 2006                                                               360,000                    372,488
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,732,729
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012##                                  $     250,000            $       277,755
---------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                                                795,000                    975,109
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,252,864
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 7.6%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.92%, 2009                                                                  $   1,291,960            $     1,362,799
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                                                        71,000                     74,543
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.556%, 2011                                                                     2,992,731                  3,063,926
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.652%, 2014                                                                       991,287                    998,632
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2015                                                                             2,494                      2,641
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2015                                                                           1,175                      1,246
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2013 - 2033                                                                1,707,390                  1,748,482
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2017                                                                         143,081                    151,209
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017                                                                           216,544                    226,759
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018                                                                         1,969,314                  2,002,689
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                                       1,073,431                  1,074,394
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2017                                                                          130,528                    136,473
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2017 - 2034                                                               3,656,161                  3,736,427
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2023                                                                 6,590,934                  6,719,242
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3%, 2021                                                                        1,300,000                  1,276,835
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5.204%, 2014                                                                        37,994                     38,264
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2034                                                                           604,456                    628,227
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    23,242,788
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                         $     750,000            $       894,970
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 4.625%, 2009##                                               900,000                    897,863
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.375%, 2013                                                 600,000                    650,530
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 8%, 2005                                                      15,000                     15,083
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.35%, 2007                                                  120,000                    123,568
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                  110,000                    122,570
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.8%, 2008                                                              1,000,000                  1,073,186
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,777,770
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 4.16%, 2005                                                             $     300,000            $       302,193
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                                  1,100,000                  1,160,783
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,462,976
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Wyeth, 4.375%, 2008                                                                      $     650,000            $       656,772
---------------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                            1,000,000                  1,043,810
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,700,582
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7%, 2006                                                         $      90,000            $        94,854
---------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.375%, 2012                                                           250,000                    277,194
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       372,048
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.125%, 2006                                                $     365,000            $       376,462
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                                        $   1,000,000            $     1,090,294
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.375%, 2006                                                           $     655,000            $       687,246
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                   885,000                    963,499
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 4.65%, 2010                                                                1,000,000                  1,001,602
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 7.5%, 2006                                                                 300,000                    320,652
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                                                 1,649,000                  1,790,019
---------------------------------------------------------------------------------------------------------------------------------
Rouse Co., 3.625%, 2009                                                                        373,000                    350,804
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                                          125,000                    132,558
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 7.125%, 2009                                                        1,100,000                  1,213,159
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                             730,000                    755,532
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 4.5%, 2009                                                             1,000,000                    997,957
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,213,028
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                          $     750,000            $       921,797
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                        $   1,500,000            $     1,489,702
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                                   $     815,000            $       887,633
---------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.75%, 2005                                               $     120,000            $       120,234
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 7.25%, 2007                                                     425,000                    450,689
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                                                    200,000                    225,217
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       796,140
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                                                $     236,000            $       245,621
---------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 4.78%, 2006                                                            1,450,000                  1,471,567
---------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 7.625%, 2011                                                           1,000,000                  1,155,490
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,872,678
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 5.2%, 2014                                                              $   1,500,000            $     1,533,634
---------------------------------------------------------------------------------------------------------------------------------
British Telecom PLC, 7.875%, 2005                                                              300,000                    311,429
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.25%, 2005                                       665,000                    677,213
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 5.25%, 2013                                       200,000                    206,284
---------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A., 7.95%, 2006                                                               905,000                    945,231
---------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A., 8.5%, 2011                                                                300,000                    358,002
---------------------------------------------------------------------------------------------------------------------------------
GTE Corp., 7.51%, 2009                                                                         600,000                    673,688
---------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.1%, 2014                                                         2,000,000                  2,014,402
---------------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 7.5%, 2007                                                                        850,000                    917,810
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                                          1,500,000                  1,527,984
---------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                           530,000                    547,156
---------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                         1,875,000                  2,104,166
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    11,816,999
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                                             $     568,000            $       620,919
---------------------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                              125,000                    129,375
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       750,294
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                 $     100,000            $       130,012
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 6.4%
---------------------------------------------------------------------------------------------------------------------------------
Aid to Israel, 6.6%, 2008                                                                $      13,331            $        13,835
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.25%, 2010                                                                      2,425,000                  2,771,137
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                                       315,000                    349,964
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2012                                                                      1,000,000                  1,043,097
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%, 2006                                                          1,700,000                  1,677,839
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 7%, 2005                                                                          325,000                    331,219
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2007                                                                    3,000,000                  3,084,729
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6.875%, 2010                                                                    3,750,000                  4,267,440
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.125%, 2012                                                                    2,000,000                  2,102,734
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                     947,763                    964,223
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                                   2,942,408                  3,029,300
---------------------------------------------------------------------------------------------------------------------------------
U.S. Department of Veteran Affairs, 6%, 2021                                                    59,457                     59,778
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    19,695,295
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 8.8%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2006                                                            $     947,000            $       942,413
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                                              2,000,000                  2,118,672
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.625%, 2008                                                            4,000,000                  3,894,844
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2009                                                                370,000                    366,893
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010                                                              4,000,000                  4,510,156
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2013                                                            10,300,000                 10,426,340
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2014###                                                             1,825,000                  1,810,314
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2014                                                             2,750,000                  2,882,022
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    26,951,654
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                    $     225,000            $       266,683
---------------------------------------------------------------------------------------------------------------------------------
Compania Nacional de Transmision Electrica S.A. (Transelec), 7.875%, 2011                      800,000                    921,969
---------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 6.35%, 2007                                                1,100,000                  1,156,900
---------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45%, 2006                                                                    750,000                    776,435
---------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                                                    750,000                    850,530
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 2.8%, 2005                                                           400,000                    400,028
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital LLC, 6.25%, 2013                                                                1,000,000                  1,085,203
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                             750,000                    879,380
---------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                       1,225,000                  1,381,227
---------------------------------------------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 3.25%, 2006                                                           500,000                    499,059
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.5%, 2006                                                                  600,000                    616,951
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                 540,000                    586,011
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625%, 2007                                                  310,000                    314,056
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                                    119,000                    116,657
---------------------------------------------------------------------------------------------------------------------------------
Nisource Finance Corp., 7.625%, 2005                                                           180,000                    185,826
---------------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 5%, 2007                                                          325,000                    333,765
---------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                           22,000                     22,962
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 6.875%, 2006                                                                   430,000                    446,158
---------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 3.6%, 2009                                                         607,000                    595,337
---------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.05%, 2007                                                             610,000                    636,710
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                                             241,000                    246,406
---------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                                                  941,144                    937,832
---------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125%, 2008                                                                   375,000                    395,313
---------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                       700,000                    788,237
---------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 5.375%, 2007                                                    363,000                    374,233
---------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                                    1,226,000                  1,222,950
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp., 5.875%, 2006                                                           894,000                    918,110
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    16,954,928
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $284,335,992)                                                                       $   285,885,619
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 2.48%, dated 1/31/05, due 02/01/05, total to be received $14,015,965
  (secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
  account), at Cost                                                                      $  14,015,000            $    14,015,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $298,350,992)                                                                 $   299,900,619
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.8%                                                                                   5,652,639
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $   305,553,258
---------------------------------------------------------------------------------------------------------------------------------

^^ Interest only security.
 + Restricted security.
 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

SUPPLEMENTAL SCHEDULES (UNAUDITED)

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $300,880,491
                                                ============
Gross unrealized appreciation                   $  2,828,702
Gross unrealized depreciation                     (3,808,574)
                                                ------------
Net unrealized appreciation (depreciation)         ($979,872)
                                                ============

(2) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

                                                                    Unrealized
                                                                   Appreciation
Description                    Expiration   Contracts   Position  (Depreciation)
-------------------------------------------------------------------------------
U.S. Treasury Notes 10 Year    March 2005   15          Long        $ 9,527
U.S. Treasury Notes 5 Year     March 2005   7           Short         4,227
                                                                     -------
                                                                     $13,754
                                                                     =======

At January 31, 2005, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(3) RESTRICTED SECURITIES

At January 31, 2005, the fund owned the following securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.4% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                            DATE OF        SHARE/PAR
DESCRIPTION                 ACQUISITION    AMOUNT       COST         VALUE
-------------------------------------------------------------------------------
Republic of El Salvador     3/2/2004       550,000      $623,700     $  591,937
Turanalem Finance B. V.     8/5/2004       550,000       600,875        595,375
                                                                     ----------
                                                                     $1,187,312
                                                                     ==========


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 1/31/05

MFS(R) RESEARCH BOND FUND


 [graphic omitted]

                                                           [logo] M F S(RM)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Research Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2005

ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 97.0%
---------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                               $   2,886,000            $     2,972,580
---------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 7.75%, 2024                                                             598,000                    723,888
---------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                              120,000                    156,186
---------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.2%, 2034##                                                             2,932,000                  3,024,534
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,877,188
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                                         $   2,168,000            $     2,433,081
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                                                 $   3,712,308            $     3,573,140
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 11.0%
---------------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., 6.1%, 2045##                                                           $   2,354,000            $     2,213,475
---------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007##                                                          3,494,000                  3,453,085
---------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 5.37%, 2008                                          415,744                    420,007
---------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                                        3,474,000                  3,484,427
---------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                                            3,066,685                  3,055,633
---------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.177%, 2034                                             451,581                    450,563
---------------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                                558,000                    582,066
---------------------------------------------------------------------------------------------------------------------------------
Argent Securities, Inc., 2.8%, 2033                                                          1,374,741                  1,370,095
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 7.525%, 2029                                                     1,077,289                    981,890
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., 6.8%, 2008                                  114,167                    118,720
---------------------------------------------------------------------------------------------------------------------------------
CNH Equipment Trust, 4.3%, 2008                                                                 75,649                     75,675
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.5%, 2009##                                                       190,344                    190,522
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                                                      469,054                    469,054
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                                                      779,813                    770,310
---------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE CMBS Corp., 6.701%, 2008##                                                           10,000                     10,408
---------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                                             1,906,000                  2,031,302
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                                                    519,000                    522,945
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                                                  2,393,000                  2,365,188
---------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity, 4.14%, 2028                                                              3,939,000                  3,933,021
---------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.39%, 2030                                      1,596,000                  1,717,563
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.8%, 2006                                                 4,796                      4,793
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.49%, 2008                                            1,915,000                  2,049,542
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                                              718,000                    762,961
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                            3,008,000                  3,331,448
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., 6.878%, 2018##                         2,255,000                  2,516,235
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., 6.38%, 2035                            3,180,000                  3,495,546
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., 0.4943%, 2036^^                       37,459,343                  1,362,172
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., 6.78%, 2040                            3,380,000                  3,690,426
---------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.9064%, 2031^^                                                 239,000                        299
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                      1,460,539                  1,548,092
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                        1,635,000                  1,540,941
---------------------------------------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009##                                                   2,314,000                  2,262,011
---------------------------------------------------------------------------------------------------------------------------------
E*TRADE RV & Marine Trust, 3.62%, 2018                                                         994,000                    992,846
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010##                                                    2,001,482                  2,108,578
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 2.8035%, 2023^^##                                                   663,328                     86,533
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.5377%, 2025^^                                                  10,281,325                  1,827,018
---------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, 7.39%, 2031                             1,556,000                  1,757,968
---------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, 0.9648%, 2043^^##                      24,776,689                  1,164,869
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 0.5701%, 2035^^                                28,422,170                    604,127
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.38%, 2029                           1,854,598                  1,963,891
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 6.65%, 2029                           3,411,175                  3,614,934
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.5%, 2029                              798,000                    932,679
---------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., 6.269%, 2035                                           2,042,000                  2,257,721
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                            16,002                     16,161
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., 5.317%, 2036                                     5,908,072                  6,196,259
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., 4.569%, 2042                                     5,335,000                  5,361,563
---------------------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                                                      1,197,000                  1,200,653
---------------------------------------------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust, 2.8%, 2007##                                                   385,102                    384,440
---------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.9%, 2006                                                        18,699                     18,703
---------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                    1,994,000                  1,985,754
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.2151%, 2041                        4,431,054                  4,629,438
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                               1,161,923                  1,275,292
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 0.5326%, 2035^^                          32,029,475                    714,530
---------------------------------------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, 2.841%, 2010                                              3,221,000                  3,171,175
---------------------------------------------------------------------------------------------------------------------------------
MFN Auto Receivables Trust, 5.07%, 2007##                                                        2,451                      2,453
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                                            617,797                    653,125
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                  1,157,000                  1,212,027
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3%, 2030##                                                 3,362,000                  3,586,748
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.56%, 2030                                                    630,000                    688,289
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.48%, 2030                                                  2,076,000                  2,210,371
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.0695%, 2031^^##                                           21,855,569                    717,075
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.663%, 2030                                                   984,189                  1,048,679
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.8641%, 2031^^                                             18,678,999                    421,204
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                                                 2,322,000                  2,471,574
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                           1,525,146                  1,661,434
---------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 0.8168%, 2030^^                                                   9,517,964                    197,107
---------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.001%, 2030                                                         63,394                     63,825
---------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., 4.423%, 2034                                                  3,000,000                  2,971,277
---------------------------------------------------------------------------------------------------------------------------------
Permanent Financing PLC, 4.2%, 2007                                                          4,924,000                  4,942,412
---------------------------------------------------------------------------------------------------------------------------------
Prudential Securites Secured Financing Corp., 6.99%, 2013                                    1,838,000                  2,042,119
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.18%, 2027                                       2,314,000                  2,306,979
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 4.9708%, 2034                                     2,727,000                  2,722,516
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.878%, 2035                                      2,895,869                  2,892,249
---------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.99%, 2022##                                                        1,111,000                  1,099,035
---------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.25%, 2032##                                                        1,197,000                  1,193,553
---------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 3.39%, 2033                                                          1,994,000                  1,946,623
---------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities, Inc., 7.1479%, 2032##                                  3,262,500                  3,672,797
---------------------------------------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                                                   1,005,004                  1,061,701
---------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 2.48%, 2008                                                      981,000                    973,840
---------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                                                    1,258,710                  1,257,518
---------------------------------------------------------------------------------------------------------------------------------
WFS Financial, Inc., 2.39%, 2007                                                               105,004                    104,760
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   137,166,837
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.7%, 2010                                                        $   4,802,000            $     4,787,291
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                                          3,958,000                  4,306,391
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2006                                                 3,127,000                  3,196,088
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 7.125%, 2013                                                           2,445,000                  2,431,880
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                           4,730,000                  4,762,987
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    19,484,637
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 6.5%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, 5.575% to 2049                           $   3,263,000            $     4,700,554
---------------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer, 10.5%, 2011                                                                     618,000                    658,942
---------------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011##                                                 1,715,000                  1,828,619
---------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                                               4,723,000                  4,805,652
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                           10,550,000                 12,221,658
---------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 6.86%, 2032##                                                             1,596,000                  1,858,563
---------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55% to 2011, 5.75% to 2049##                                              902,000                  1,099,836
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5.625%, 2012                                                                2,622,000                  2,797,915
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                    8,511,000                  8,640,886
---------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, 4.65% to 2049##                                     3,295,000                  3,576,686
---------------------------------------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co., 5.125%, 2014                                                       3,446,000                  3,510,451
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007                                                1,558,000                  1,686,535
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007##                                              1,548,000                  1,675,710
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013                                                   1,520,000                  1,561,800
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                                                  3,232,000                  3,425,519
---------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, 6.07% to 2049##                                         1,635,000                  1,828,188
---------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                                     1,994,000                  2,006,084
---------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, 4.6925% to 2049                                        3,191,000                  3,497,939
---------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, 5.522% to 2049##                                      2,349,000                  2,559,644
---------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                           3,774,000                  4,249,448
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, 6.1% to 2049##                           1,766,000                  2,155,899
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 4.875%, 2014                                                                 3,000,000                  3,018,468
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                                                 2,393,000                  2,731,698
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.8%, 2010                                                                  199,000                    202,265
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.45%, 2011                                                               4,052,000                  4,498,952
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    80,797,911
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Comcast Holdings Corp., 6.5%, 2015                                                       $   2,493,000            $     2,780,361
---------------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                               5,265,000                  4,949,100
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                   20,000                     22,969
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                         1,464,000                  1,896,572
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     9,649,002
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.7%, 2009                                       $   1,885,000            $     1,922,640
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 5.125%, 2014                                           805,000                    825,783
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                        4,483,000                  4,764,353
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                  1,596,000                  1,759,539
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                                       2,936,000                  3,065,930
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                 2,957,000                  3,302,641
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.3%, 2013                                                         742,000                    769,268
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                                                      2,500,000                  2,461,005
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    18,871,159
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                               $   1,072,000            $     1,169,983
---------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                                                   3,760,000                  4,285,264
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,455,247
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                                            $   2,195,000            $     2,480,350
---------------------------------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                                          2,770,000                  3,074,700
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                                  775,000                    822,149
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 6.125%, 2011                                                                 821,000                    898,520
---------------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                                             2,450,000                  2,557,187
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     9,832,906
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                             $   4,261,000            $     4,808,901
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                                                   3,123,000                  3,498,453
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,307,354
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013                                              $   2,753,000            $     3,227,892
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                            2,530,000                  2,751,375
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,979,267
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 8.3%, 2010                                                                 $     515,000            $       606,642
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                                              $   4,735,000            $     7,078,825
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Apache Corp., 7.375%, 2047                                                               $      37,000            $        47,980
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                        3,000,000                  3,120,000
---------------------------------------------------------------------------------------------------------------------------------
Devon Financing Corp. U.L.C., 6.875%, 2011                                                   1,769,000                  2,001,112
---------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                                4,778,000                  5,400,712
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                                               399,000                    406,529
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                               798,000                    806,471
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                681,000                    779,944
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    12,562,748
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                           $   7,222,000            $     8,385,739
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.7%, 2013                                                          $   3,783,000            $     3,703,587
---------------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                 399,000                    491,939
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                 1,073,000                  1,113,445
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                                1,380,000                  1,533,103
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,842,074
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                            $   2,881,000            $     2,886,598
---------------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, 5.95% to 2049##                                   3,015,000                  3,469,777
---------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 5.375%, 2013                                                                      1,276,000                  1,342,560
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     7,698,935
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes U.S. Finance, 5.125%, 2013##                                           $   5,462,000            $     5,586,228
---------------------------------------------------------------------------------------------------------------------------------
Coca-Cola HBC Finance B.V., 5.125%, 2013                                                     1,474,000                  1,520,020
---------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                                               3,464,000                  3,811,425
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    10,917,673
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Donohue Forest Products, Inc., 7.625%, 2007                                              $   3,812,000            $     3,935,890
---------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 7.25%, 2028                                                           3,055,000                  3,318,494
---------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%, 2012                                                              1,911,000                  2,181,892
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     9,436,276
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75%, 2009                                                    $   1,560,000            $     1,747,200
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                               2,770,000                  3,102,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,849,600
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.375%, 2034                                                              $   3,848,000            $     4,274,381
---------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                                                       3,489,000                  3,536,046
---------------------------------------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008##                                                       1,815,000                  1,956,314
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     9,766,741
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XIX, 4.9%, 2013##                                                  $   4,444,000            $     4,551,687
---------------------------------------------------------------------------------------------------------------------------------
Allstate Corp., 7.2%, 2009                                                                     545,000                    614,979
---------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                       4,073,000                  4,170,035
---------------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                                                   1,994,000                  2,032,410
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    11,369,111
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                                            $   1,266,000            $     1,417,920
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                                              $   4,320,000            $     4,665,600
---------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                                              4,135,000                  5,071,793
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     9,737,393
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 7.3%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.355%, 2006                                                                 $     375,906            $       387,596
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.544%, 2013                                                                     2,529,447                  2,539,620
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.845%, 2013                                                                     1,400,226                  1,427,966
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.78%, 2013                                                                      1,597,423                  1,690,919
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.652%, 2014                                                                     1,544,425                  1,555,869
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2014 - 2015                                                               3,694,898                  3,700,892
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.86%, 2014                                                                      1,742,503                  1,771,500
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2016                                                                           428,976                    436,645
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2018 - 2034                                                               43,184,404                 44,130,919
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                                       4,195,228                  4,198,993
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2031                                                                   92,009                     98,585
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2033                                                                3,166,259                  3,314,068
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2034                                                                         1,041,188                  1,075,158
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2022                                                                 7,461,027                  7,606,267
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2033 - 2034                                                                13,884,373                 14,345,970
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028                                                                          17,263                     18,199
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2034                                                                         2,444,482                  2,540,615
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    90,839,781
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Municipal Water Finance Authority, Water & Sewer Systems Rev.,
  "B", 5%, 2036                                                                          $   8,670,000            $     9,039,949
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                         $   7,277,000            $     8,683,600
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.375%, 2013                                               2,520,000                  2,732,227
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.65%, 2034##                                              3,364,000                  3,635,421
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                  968,000                  1,208,705
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.5%, 2012                                                              2,548,000                  2,806,721
---------------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                  3,272,000                  3,350,535
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    22,417,209
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                              $   4,773,000            $     5,036,742
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.25%, 2013                                                                       $   3,162,000            $     3,300,527
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Belo Corp., 7.75%, 2027                                                                  $     860,000            $     1,047,358
---------------------------------------------------------------------------------------------------------------------------------
Belo Corp., 7.25%, 2027                                                                        279,000                    326,840
---------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 12.125%, 2012                                                            2,940,000                  3,520,650
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,894,848
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7.25%, 2008                                                         $   1,580,000            $     1,755,032
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                                            3,523,000                  3,841,106
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,596,138
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                                        $   2,345,000            $     2,321,294
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                 3,932,000                  4,280,768
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                                                           3,429,000                  3,669,757
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                                                 1,197,000                  1,299,365
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                                        3,188,000                  3,380,769
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                           1,307,000                  1,352,712
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 4.75%, 2010                                                              798,000                    792,880
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    17,097,545
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                          $   2,086,000            $     2,563,823
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                            $   2,495,000            $     2,638,462
---------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                           1,743,000                  2,021,880
---------------------------------------------------------------------------------------------------------------------------------
JC Penney Co., Inc., 7.4%, 2037                                                              3,309,000                  3,623,355
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,283,697
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                                                $   2,011,000            $     2,765,943
---------------------------------------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                                            2,158,000                  2,396,528
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010##                                                      4,694,000                  4,870,025
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    10,032,496
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                    $   5,000,000            $     5,687,500
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 5.25%, 2013                                       621,000                    640,512
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030                                     5,379,000                  7,276,690
---------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 6.15%, 2034                                                        3,858,000                  4,037,011
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                                          3,107,000                  3,164,964
---------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                           806,000                    832,090
---------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                                         5,992,000                  7,053,495
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    28,692,262
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                        $   3,492,000            $     3,614,220
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                 $     625,000            $       812,574
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                                                2,204,000                  2,567,660
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,380,234
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 6.8%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008 - 2011                                                              $  11,347,000            $    12,159,400
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                                     6,622,000                  7,357,022
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.125%, 2014                                                                     4,168,000                  4,071,869
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.25%, 2006                                                         25,020,000                 24,987,024
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2013                                                                   11,233,000                 11,600,375
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                                      68,672                     73,775
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                                                      91,598                     98,419
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                                                      89,084                     96,001
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                                     466,439                    485,621
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                                                     336,539                    358,928
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                                   2,005,465                  1,980,854
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                                                   2,600,906                  2,654,067
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                                                   2,619,231                  2,660,181
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                   2,558,012                  2,602,437
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                   2,918,080                  2,872,846
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                   3,569,908                  3,736,134
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.19%, 2024                                                   3,844,995                  3,959,139
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2024                                                   2,429,000                  2,457,437
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    84,211,529
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 36.5%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12%, 2005                                                           $  40,095,000            $    41,153,749
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8.125%, 2019                                                               19,000                     26,341
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8%, 2021                                                                  757,000                  1,059,179
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023 - 2030                                                     10,769,000                 12,961,025
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 2.375%, 2025                                                           18,000,564                 19,366,069
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                            4,543,000                  5,081,950
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.75%, 2005                                                            82,800,000                 83,763,875
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2006 - 2014                                                        40,928,125                 41,459,736
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006                                                               60,754,000                 64,066,976
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2006 - 2010                                                      44,654,000                 48,515,508
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2006                                                              6,657,000                  6,688,208
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007                                                           98,373,000                104,944,021
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2007                                                                  257,000                    254,289
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                                              3,868,000                  4,097,512
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.625%, 2008                                                            8,282,000                  8,064,274
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2014                                                            12,712,000                 12,829,192
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   454,331,904
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                  $   4,118,000            $     4,465,946
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                 5,100,000                  6,272,031
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                           4,745,000                  5,563,546
---------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                       5,529,000                  6,234,124
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 7.375%, 2031                                                              5,235,000                  6,087,268
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                                1,182,000                  1,258,358
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                                                 3,265,000                  3,518,037
---------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 6.05%, 2034                                                      4,424,000                  4,755,274
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.5%, 2024##                                                                      4,071,000                  4,153,047
---------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                                    2,258,000                  2,252,382
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    44,560,013
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,192,152,540)                                                                     $ 1,206,990,323
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 2.48%, due 2/01/05, at Amortized Cost                            $  18,463,000            $    18,463,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,210,615,540)                                                               $ 1,225,453,323
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.5%                                                                                  18,291,344
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $ 1,243,744,667
---------------------------------------------------------------------------------------------------------------------------------

## SEC Rule 144A restriction.
^^ Interest only security.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS RESEARCH BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $1,221,293,717
                                                ==============
Gross unrealized appreciation                   $   18,326,424
Gross unrealized depreciation                      (14,166,818)
                                                --------------
Net unrealized appreciation (depreciation)      $    4,159,606
                                                ==============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                                                                  NET UNREALIZED
                  CONTRACTS TO                        CONTRACTS   APPRECIATION
SETTLEMENT DATE   DELIVER/RECEIVE  IN EXCHANGE FOR    AT VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------
PURCHASES
3/10/2005         GBP     837,343     $1,565,831     $1,572,870          $7,039

At January 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 1/31/05

MFS(R) RESEARCH BOND FUND J


[graphic omitted]

                                                           [logo] M F S(RM)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

MFS Research Bond Fund J
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2005

ISSUER                                                                                      PAR AMOUNT                     $VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 96.6%
---------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                               $     310,000            $       319,300
---------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                               30,000                     39,046
---------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.2%, 2034##                                                               289,000                    298,121
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       656,467
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                                         $     250,000            $       280,567
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.875%, 2018                                                 $     361,115            $       344,811
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 13.1%
---------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007##                                                      $     806,000            $       796,562
---------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 5.37%, 2008                                          105,188                    106,267
---------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                                          339,000                    340,017
---------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                                              343,331                    342,094
---------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.177%, 2034                                             114,476                    114,218
---------------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                                142,000                    148,124
---------------------------------------------------------------------------------------------------------------------------------
Argent Securities, Inc., 2.8%, 2033                                                            348,114                    346,938
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 7.525%, 2029                                                       245,761                    223,998
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., 6.8%, 2008                                   29,019                     30,176
---------------------------------------------------------------------------------------------------------------------------------
CNH Equipment Trust, 4.3%, 2008                                                                 19,162                     19,168
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.5%, 2009##                                                        48,083                     48,128
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                                                      118,838                    118,838
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                                                      197,396                    194,991
---------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                                               483,000                    514,753
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                                                    131,000                    131,996
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                                                    607,000                    599,945
---------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.39%, 2030                                        179,000                    192,634
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                                              182,000                    193,397
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.8%, 2040                                                 1,223                      1,223
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., 6.78%, 2009                              610,000                    666,024
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., 0.4943%, 2036^^                        4,002,638                    145,552
---------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.9064%, 2005^^                                                  61,000                         76
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                        369,840                    392,010
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                          415,000                    391,126
---------------------------------------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009##                                                     586,000                    572,834
---------------------------------------------------------------------------------------------------------------------------------
E*TRADE RV & Marine Trust, 3.62%, 2018                                                         141,000                    140,836
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010##                                                      277,291                    292,128
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 2.8035%, 2023##^^                                                   167,910                     21,904
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.5377%, 2025^^                                                   2,605,477                    463,000
---------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, 7.39%, 2031                               194,000                    219,181
---------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, 0.9648%, 2043##^^                       6,279,859                    295,246
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 0.5701%, 2035^^                                 7,204,127                    153,127
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.38%, 2029                             469,908                    497,600
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 6.65%, 2029                             616,665                    653,501
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.5%, 2029                              202,000                    236,092
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                             4,001                      4,040
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., 4.569%, 2042                                       400,000                    401,992
---------------------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                                                        303,000                    303,925
---------------------------------------------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust, 2.8%, 2007##                                                    97,482                     97,314
---------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.9%, 2006                                                         4,733                      4,734
---------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                      506,000                    503,908
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 0.5326%, 2035^^                           8,118,891                    181,120
---------------------------------------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, 2.841%, 2010                                                632,000                    622,224
---------------------------------------------------------------------------------------------------------------------------------
MFN Auto Receivables Trust, 5.07%, 2007##                                                          613                        613
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                                            156,385                    165,327
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                    293,000                    306,935
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3%, 2030##                                                   500,000                    533,425
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.56%, 2030                                                    160,000                    174,804
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.48%, 2030                                                    507,000                    539,816
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.0695%, 2031##^^                                            5,539,761                    181,758
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.663%, 2030                                                   105,620                    112,541
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.8641%, 2031^^                                              4,735,114                    106,775
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                             386,684                    421,239
---------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 0.8168%, 2030^^                                                   2,412,299                     49,956
---------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.001%, 2030                                                         16,210                     16,321
---------------------------------------------------------------------------------------------------------------------------------
Permanent Financing PLC, 4.2%, 2007                                                            696,000                    698,602
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.18%, 2027                                         586,000                    584,222
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 4.9708%, 2034                                       185,000                    184,696
---------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.99%, 2022##                                                          282,000                    278,963
---------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.25%, 2032##                                                          303,000                    302,127
---------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 3.39%, 2033                                                            256,000                    249,917
---------------------------------------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                                                     255,015                    269,401
---------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                                                      319,000                    318,698
---------------------------------------------------------------------------------------------------------------------------------
WFS Financial, Inc., 2.39%, 2007                                                                26,782                     26,720
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    17,245,817
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.7%, 2010                                                        $     514,000            $       512,426
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                                            500,000                    544,011
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2006                                                   396,000                    404,749
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 7.125%, 2013                                                             261,000                    259,599
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                             493,000                    496,438
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,217,223
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 6.8%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, 5.575% to 2049                           $     314,000            $       452,336
---------------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011##                                                   274,000                    292,152
---------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                                                 530,000                    539,275
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                            1,127,000                  1,305,574
---------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 6.86%, 2032##                                                               255,000                    296,951
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5.625%, 2012                                                                  465,000                    496,198
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                      488,000                    495,447
---------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, 4.65% to 2049##                                       554,000                    601,361
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.125%, 2014                                                          419,000                    426,837
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007##                                                392,000                    424,340
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013                                                      89,000                     91,448
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                                                    342,000                    362,478
---------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, 6.07% to 2049##                                           195,000                    218,041
---------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                                       356,000                    358,157
---------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, 4.6925% to 2049                                          309,000                    338,722
---------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, 5.522% to 2049##                                        323,000                    351,965
---------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                             350,000                    394,093
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, 6.1% to 2049##                             258,000                    314,961
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                                                   487,000                    555,929
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.8%, 2010                                                                   51,000                     51,837
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.45%, 2011                                                                 524,000                    581,799
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,949,901
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Comcast Holdings Corp., 6.5%, 2015                                                       $     216,000            $       240,898
---------------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                 548,000                    515,120
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                    5,000                      5,742
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                           181,000                    234,481
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       996,241
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.7%, 2009                                       $     303,000            $       309,050
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                          523,000                    555,823
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                    404,000                    445,397
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                                         300,000                    313,276
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                   424,000                    473,561
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.3%, 2013                                                         188,000                    194,909
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                                                        282,000                    277,601
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,569,617
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                               $     323,000            $       352,523
---------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                                                     100,000                    113,970
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       466,493
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                                            $     225,000            $       254,250
---------------------------------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                                            365,000                    405,150
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 6.125%, 2011                                                                 207,000                    226,545
---------------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                                               275,000                    287,031
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,172,976
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                             $     500,000            $       564,292
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                                                     339,000                    379,755
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       944,047
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013                                              $     352,000            $       412,720
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                              365,000                    396,938
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       809,658
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                                              $     500,000            $       747,500
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Apache Corp., 7.375%, 2047                                                               $      10,000            $        12,968
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                          290,000                    301,600
---------------------------------------------------------------------------------------------------------------------------------
Devon Financing Corp. U.L.C., 6.875%, 2011                                                     215,000                    243,210
---------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                                  503,000                    568,555
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                                               101,000                    102,906
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                               202,000                    204,144
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                197,000                    225,623
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,659,006
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                           $     789,000            $       916,138
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.7%, 2013                                                          $     443,000            $       433,701
---------------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                 101,000                    124,526
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                   155,000                    160,842
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                                  178,000                    197,748
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       916,817
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                            $     403,000            $       403,783
---------------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, 5.95% to 2049##                                     288,000                    331,441
---------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 5.375%, 2013                                                                        224,000                    235,685
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       970,909
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes U.S. Finance, 5.125%, 2013##                                           $     574,000            $       587,055
---------------------------------------------------------------------------------------------------------------------------------
Coca-Cola HBC Finance B.V., 5.125%, 2013                                                       150,000                    154,683
---------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                                                 351,000                    386,204
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,127,942
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Donohue Forest Products, Inc., 7.625%, 2007                                              $     450,000            $       464,625
---------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 7.25%, 2028                                                             330,000                    358,462
---------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%, 2012                                                                170,000                    194,098
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,017,185
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75%, 2009                                                    $     150,000            $       168,000
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                 265,000                    296,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       464,800
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.375%, 2034                                                              $     394,000            $       437,658
---------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                                                         490,000                    496,607
---------------------------------------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008##                                                         247,000                    266,231
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,200,496
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XIX, 4.9%, 2013##                                                  $     627,000            $       642,193
---------------------------------------------------------------------------------------------------------------------------------
Allstate Corp., 7.2%, 2009                                                                      75,000                     84,630
---------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                         428,000                    438,197
---------------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                                                     181,000                    184,487
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,349,507
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                                            $     127,000            $       142,240
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                                              $     514,000            $       555,120
---------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                                                434,000                    532,324
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,087,444
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 9.1%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.355%, 2006                                                                 $      95,109            $        98,067
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.78%, 2013                                                                        172,346                    182,433
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.652%, 2014                                                                       357,855                    360,506
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2014                                                                        187,801                    187,649
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.86%, 2014                                                                        187,998                    191,127
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2016                                                                           108,855                    110,801
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2018 - 2034                                                                3,707,136                  3,796,594
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                                       1,063,797                  1,064,752
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2031                                                                          22,969                     24,610
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2033                                                                  801,377                    838,788
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2034                                                                           271,614                    280,476
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2022                                                                 1,890,884                  1,927,694
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034                                                                        2,184,739                  2,257,372
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028                                                                           4,316                      4,550
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2034                                                                           619,636                    644,004
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    11,969,423
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Municipal Water Finance Authority, Water & Sewer Systems Rev.,
  "B", 5%, 2036                                                                          $     995,000            $     1,037,457
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                         $     784,000            $       935,542
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.375%, 2013                                                 375,000                    406,581
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.65%, 2034##                                                496,000                    536,019
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                  100,000                    124,866
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.5%, 2012                                                                244,000                    268,776
---------------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                    333,000                    340,993
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,612,777
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                              $     505,000            $       532,905
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.25%, 2013                                                                       $     263,000            $       274,522
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Belo Corp., 7.75%, 2027                                                                  $     143,000            $       174,154
---------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 12.125%, 2012                                                              315,000                    377,212
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       551,366
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7.25%, 2008                                                         $     175,000            $       194,387
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                                              343,000                    373,971
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       568,358
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                                        $     288,000            $       285,089
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                   462,000                    502,979
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                                                             452,000                    483,736
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                                                   150,000                    162,828
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                                          345,000                    365,861
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                             200,000                    206,995
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,007,488
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                          $     227,000            $       278,997
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                            $     310,000            $       327,825
---------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                             262,000                    303,920
---------------------------------------------------------------------------------------------------------------------------------
JC Penney Co., Inc., 7.4%, 2037                                                                355,000                    388,725
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,020,470
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                                                $     187,000            $       257,201
---------------------------------------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                                              233,000                    258,754
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010##                                                        499,000                    517,712
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,033,667
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                    $     528,000            $       600,600
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030                                       540,000                    730,510
---------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 6.15%, 2034                                                          459,000                    480,298
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                                            281,000                    286,242
---------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones De Puerto Rico, Inc., 6.65%, 2006                                           104,000                    107,366
---------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                                           562,000                    661,559
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,866,575
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
R. J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                       $     375,000            $       388,125
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                 $      83,000            $       107,910
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                                                  380,000                    442,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       550,610
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 6.8%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                                                     $   1,335,000            $     1,426,983
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                                     1,208,000                  1,342,084
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.25%, 2006                                                          1,260,000                  1,258,339
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                                     118,560                    123,435
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                                                      22,899                     24,605
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                                      17,168                     18,444
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                                                      22,271                     24,000
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                                                      85,189                     90,857
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                                     508,349                    502,111
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                                                     664,437                    674,825
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                                                     659,817                    673,303
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                     601,099                    591,781
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2024                                                     309,000                    312,618
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                     621,733                    632,530
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.19%, 2024                                                     600,505                    618,332
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                     590,563                    618,061
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,932,308
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 30.0%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12%, 2005                                                           $  10,021,000            $    10,285,615
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8.125%, 2019                                                                5,000                      6,932
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 2.375%, 2025                                                            1,925,194                  2,071,237
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2030                                                               375,000                    463,213
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                              169,000                    189,049
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2005 - 2010                                                       6,365,000                  7,076,739
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.75%, 2005                                                               548,000                    554,379
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2006 - 2014                                                         2,866,547                  2,954,130
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006                                                                4,264,000                  4,496,520
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2006                                                                293,000                    294,374
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007                                                            7,661,000                  8,172,732
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                                                619,000                    655,729
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2014                                                             2,259,000                  2,279,826
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    39,500,475
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                  $     493,000            $       534,656
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                   525,000                    645,650
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                             537,000                    629,636
---------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                         568,000                    640,438
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 7.375%, 2031                                                                532,000                    618,611
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                                  150,000                    159,690
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                                                   355,000                    382,513
---------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 6.05%, 2034                                                        501,000                    538,515
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.5%, 2024##                                                                        417,000                    425,404
---------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                                      346,000                    345,139
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,920,252
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $126,241,232)                                                                       $   127,299,577
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.48%, due 2/01/05, at Amortized Cost                    $   2,623,000            $     2,623,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $128,864,232)                                                                 $   129,922,577
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.4%                                                                                   1,860,260
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $   131,782,837
---------------------------------------------------------------------------------------------------------------------------------
## SEC Rule 144A restriction.
^^ Interest only security.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS RESEARCH BOND FUND J
SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                          $129,748,237
                                                        ============
Gross unrealized appreciation                           $  1,564,810
Gross unrealized depreciation                             (1,390,470)
                                                        ------------
Net unrealized appreciation (depreciation)              $    174,340
                                                        ============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                                                                NET UNREALIZED
                  CONTRACTS TO                       CONTRACTS  APPRECIATION
SETTLEMENT DATE   DELIVER/RECEIVE   IN EXCHANGE FOR  AT VALUE   (DEPRECIATION)
------------------------------------------------------------------------------
PURCHASES
3/10/2005         GBP    219,510    $410,483         $412,329   $1,846

At January 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 1/31/05

MFS(R) Emerging
Opportunities Fund

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

The portfolio is actively managed, and current holdings may be different.

MFS EMERGING OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2005

* Net Assets - 100.0% $230

* This fund was liquidated on February 1, 2005, and net assets, as reported, are comprised of cash.


(C)2005 MFS Investment Management

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 1/31/2005

MFS(R) Inflation-Adjusted
Bond Fund

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Inflation-Adjusted Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2005

Issuer                                                                                          Par Amount                $ Value
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 83.8%
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTED OBLIGATIONS - 83.8%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 2.375%, 2025                                                               $  793,379             $  853,564
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 3.625%, 2028                                                                  327,105                430,564
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2007                                                                  161,539                169,414
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2009                                                                  270,188                299,561
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 0.875%, 2010                                                                  220,793                217,619
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2010                                                                   149,850                172,344
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2011                                                                    387,380                437,256
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                                                      564,063                626,902
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                                                      526,141                544,329
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                                                      494,468                511,176
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $4,195,934)                                                                              $4,262,729
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.48%, due 2/01/05, at Amortized Cost<                          $  118,000             $  118,000
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 9.4%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co., dated 1/31/05, due 2/01/05, total to be received $477,033
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                                               $  477,000             $  477,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $4,790,934)                                                                        $4,857,729
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 4.5%                                                                                     228,479
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $5,086,208
---------------------------------------------------------------------------------------------------------------------------------
< The rate shown represents an annualized yield at time of purchase

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INFLATION-ADJUSTED BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $4,803,915
                                                                   ==========
Gross unrealized appreciation                                      $   61,866
Gross unrealized depreciation                                          (8,052)
                                                                   ----------
Net unrealized appreciation (depreciation)                         $   53,814
                                                                   ==========



(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   MFS SERIES TRUST IX
              ------------------------------------------------------


By (Signature and Title)*  ROBERT J. MANNING
                           -----------------------------------------
                           Robert J. Manning, President

Date: March 24, 2005
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                           ------------------------------------------
                           Robert J. Manning, President
                           (Principal Executive Officer)

Date: March 24, 2005
      --------------


By (Signature and Title)*  RICHARD M. HISEY
                           -----------------------------------------
                           Richard M. Hisey, Treasurer (Principal
                           Financial Officer and Accounting Officer)

Date: March 24, 2005
      --------------

* Print name and title of each signing officer under his or her signature.